Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (4.2%)
*	RBC Bearings Inc.	71,496	13,326
*	Livent Corp.	414,421	13,174
	Commercial Metals Co.	307,012	12,198
	UFP Industries Inc.	153,953	11,885
	Avient Corp.	232,748	11,451
	Cabot Corp.	143,396	10,842
	Balchem Corp.	82,418	10,255
	Sensient Technologies Corp.	108,098	9,452
	Boise Cascade Co.	100,705	7,787
	Mueller Industries Inc.	143,612	7,734
*	Arconic Corp.	273,388	7,690
*	MP Materials Corp.	194,020	7,650
*	Ingevity Corp.	101,625	7,081
	Hecla Mining Co.	1,360,025	6,419
	Innospec Inc.	62,753	6,403
	Stepan Co.	55,155	6,183
	Minerals Technologies Inc.	84,901	5,626
	Quaker Chemical Corp.	34,530	5,400
*	Constellium SE Class A	318,011	5,371
*	GCP Applied Technologies Inc.	171,464	5,336
	Tronox Holdings plc Class A	293,314	5,283
	Trinseo plc	99,672	4,713
	GrafTech International Ltd.	511,943	4,444
	Carpenter Technology Corp.	121,977	4,297
	Materion Corp.	52,024	4,265
	Kaiser Aluminum Corp.	40,489	4,137
	Worthington Industries Inc.	84,299	3,932
	Compass Minerals International Inc.	87,292	3,922
*	Novagold Resources Inc.	607,566	3,396
*	US Silica Holdings Inc.	188,225	3,328
	AdvanSix Inc.	69,694	3,229
	Orion Engineered Carbons SA	154,933	2,992
	Schnitzer Steel Industries Inc. Class A	67,022	2,722
*	TimkenSteel Corp.	117,145	2,706
*	Uranium Energy Corp.	675,521	2,580
*	Coeur Mining Inc.	654,438	2,546
*,1	Energy Fuels Inc.	394,798	2,531
	Schweitzer-Mauduit International Inc.	80,188	2,175
	American Vanguard Corp.	74,893	1,848
	Hawkins Inc.	49,085	1,775
*	Intrepid Potash Inc.	25,469	1,678
	Neenah Inc.	43,277	1,641

		Shares	Market Value ($000)
*	Century Aluminum Co.	131,925	1,557
	Ecovyst Inc.	151,367	1,555
*	Clearwater Paper Corp.	42,188	1,449
	Koppers Holdings Inc.	52,829	1,432
	Ryerson Holding Corp.	42,197	1,272
	Haynes International Inc.	31,490	1,205
*,1	Amyris Inc.	455,085	1,160
*,1	Meta Materials Inc.	515,670	990
	Glatfelter Corp.	111,764	963
	Omega Flex Inc.	7,974	881
*	Northwest Pipe Co.	24,655	824
	Olympic Steel Inc.	24,033	821
*	Alto Ingredients Inc.	184,356	820
	Tredegar Corp.	67,368	816
*	Rayonier Advanced Materials Inc.	156,377	602
*	Ur-Energy Inc.	478,004	583
*	Unifi Inc.	35,722	565
	FutureFuel Corp.	66,177	476
*	Gatos Silver Inc.	117,476	362
*	NN Inc.	109,990	308
*	Marrone Bio Innovations Inc.	258,226	302
	Valhi Inc.	6,395	297
*	Zymergen Inc.	205,009	291
*	Perpetua Resources Corp.	80,849	281
*	Polymet Mining Corp.	74,445	206
			261,421
Consumer Discretionary (13.2%)
*	BJ's Wholesale Club Holdings Inc.	350,577	20,288
*	Avis Budget Group Inc.	105,701	20,113
*,1	AMC Entertainment Holdings Inc. Class A	1,320,237	18,932
	Macy's Inc.	771,374	18,243
	Murphy USA Inc.	59,648	14,859
	Texas Roadhouse Inc. Class A	179,053	13,961
*	Scientific Games Corp. Class A	246,008	12,989
	TEGNA Inc.	565,417	12,383
*	Helen of Troy Ltd.	61,631	11,413
*	Asbury Automotive Group Inc.	59,246	10,732
*	Hilton Grand Vacations Inc.	218,860	10,013
*	Goodyear Tire & Rubber Co.	706,808	9,132
*	Taylor Morrison Home Corp. Class A	306,000	8,865
*	Fox Factory Holding Corp.	108,073	8,864
*	Adient plc	242,265	8,574
*	Crocs Inc.	149,012	8,309
*	Meritage Homes Corp.	94,488	8,061
	Signet Jewelers Ltd.	135,203	8,058
*	Visteon Corp.	71,039	7,971
	Steven Madden Ltd.	206,326	7,671
	Group 1 Automotive Inc.	42,567	7,645
	LCI Industries	63,408	7,579
	Papa John's International Inc.	84,603	7,446
*	Sonos Inc.	328,046	7,260
*	Skyline Champion Corp.	134,401	7,141
	KB Home	203,306	7,012
*	SeaWorld Entertainment Inc.	128,755	6,976
*	Dorman Products Inc.	67,516	6,822
	Academy Sports & Outdoors Inc.	200,907	6,732
*	Callaway Golf Co.	296,147	6,429
	Cracker Barrel Old Country Store Inc.	60,703	6,192

		Shares	Market Value ($000)
	Dana Inc.	372,023	6,161
	Wingstop Inc.	76,378	6,084
*	Boot Barn Holdings Inc.	74,881	6,043
	Graham Holdings Co. Class B	9,796	6,005
*	National Vision Holdings Inc.	212,151	5,970
*	Tri Pointe Homes Inc.	282,284	5,948
*	Gentherm Inc.	85,123	5,868
*	Allegiant Travel Co.	39,238	5,864
	John Wiley & Sons Inc. Class A	110,340	5,844
	MillerKnoll Inc.	190,362	5,749
	Rush Enterprises Inc. Class A	109,684	5,592
	MDC Holdings Inc.	146,281	5,585
*	Vista Outdoor Inc.	144,248	5,559
	International Game Technology plc	255,890	5,481
*	LGI Homes Inc.	55,278	5,417
	Kontoor Brands Inc.	132,779	5,320
	Red Rock Resorts Inc. Class A	137,363	5,320
*	Spirit Airlines Inc.	251,796	5,275
*	Cavco Industries Inc.	23,578	5,238
	PriceSmart Inc.	62,856	4,942
*	KAR Auction Services Inc.	308,650	4,929
	Bloomin' Brands Inc.	226,885	4,790
[1]	American Eagle Outfitters Inc.	389,637	4,718
*	Cinemark Holdings Inc.	276,795	4,700
*	Shake Shack Inc. Class A	95,868	4,664
	Rent-A-Center Inc.	168,806	4,649
*	Madison Square Garden Entertainment Corp.	66,872	4,533
*	ODP Corp.	118,090	4,510
	Wolverine World Wide Inc.	208,194	4,443
*	Central Garden & Pet Co. Class A	103,549	4,383
*,1	Fisker Inc.	418,313	4,342
*	Knowles Corp.	225,690	4,338
	Gray Television Inc.	218,240	4,304
*	Sally Beauty Holdings Inc.	280,706	4,255
*	Dave & Buster's Entertainment Inc.	111,920	4,241
	HNI Corp.	111,132	4,237
*	PROG Holdings Inc.	144,309	4,212
	Dillard's Inc. Class A	13,894	4,189
	Century Communities Inc.	76,731	4,172
*	Stride Inc.	105,963	4,144
*	Adtalem Global Education Inc.	126,370	4,122
	Strategic Education Inc.	62,469	4,112
	Winnebago Industries Inc.	82,666	4,088
	Monro Inc.	84,718	4,017
*	Everi Holdings Inc.	218,915	3,919
	Cheesecake Factory Inc.	117,600	3,841
	Oxford Industries Inc.	41,031	3,740
	Jack in the Box Inc.	54,200	3,702
*	Urban Outfitters Inc.	175,140	3,687
	Acushnet Holdings Corp.	87,817	3,574
*	Brinker International Inc.	113,037	3,431
*	SkyWest Inc.	127,061	3,426
*	M/I Homes Inc.	73,206	3,422
*	Overstock.com Inc.	109,701	3,400
*	iHeartMedia Inc. Class A	286,996	3,387
	Inter Parfums Inc.	45,626	3,367
*	elf Beauty Inc.	122,976	3,274
*	iRobot Corp.	68,529	3,261

		Shares	Market Value ($000)
	Laureate Education Inc. Class A	253,506	3,227
	Krispy Kreme Inc.	217,261	3,220
*	Coursera Inc.	186,396	3,152
*	Malibu Boats Inc. Class A	52,923	3,101
	Dine Brands Global Inc.	41,739	3,067
*	Tenneco Inc. Class A	173,720	3,007
	Sturm Ruger & Co. Inc.	43,884	2,979
*	Abercrombie & Fitch Co. Class A	143,393	2,931
*	AMC Networks Inc. Class A	74,365	2,920
[1]	Camping World Holdings Inc. Class A	106,584	2,892
	Franchise Group Inc.	72,348	2,870
	La-Z-Boy Inc.	112,268	2,866
	Sinclair Broadcast Group Inc. Class A	117,569	2,849
*	G-III Apparel Group Ltd.	112,641	2,823
*	Lions Gate Entertainment Corp. Class B	300,219	2,819
*	Revolve Group Inc.	91,678	2,693
	Steelcase Inc. Class A	219,617	2,692
	Caleres Inc.	94,289	2,683
	Scholastic Corp.	70,551	2,648
*	Sleep Number Corp.	56,690	2,604
	Matthews International Corp. Class A	79,358	2,568
	Sonic Automotive Inc. Class A	55,484	2,531
	Buckle Inc.	76,102	2,501
	Designer Brands Inc. Class A	155,470	2,414
*	XPEL Inc.	45,999	2,374
*	Liberty Media Corp.- Liberty Braves Class C	95,981	2,356
*	American Axle & Manufacturing Holdings Inc.	287,465	2,331
*	EW Scripps Co. Class A	146,354	2,323
*	Hawaiian Holdings Inc.	129,971	2,307
*	GoPro Inc. Class A	329,455	2,277
*	Monarch Casino & Resort Inc.	33,475	2,271
*	MarineMax Inc.	54,111	2,241
*	Imax Corp.	126,923	2,198
*	Clean Energy Fuels Corp.	397,302	2,197
*	Bally's Corp.	83,587	2,185
[1]	Guess? Inc.	103,016	2,149
*,1	Bed Bath & Beyond Inc.	247,384	2,140
*	Cardlytics Inc.	82,562	2,139
	Standard Motor Products Inc.	53,538	2,139
	Interface Inc. Class A	148,527	2,137
*	Golden Entertainment Inc.	43,834	2,072
*	Genesco Inc.	36,624	2,062
*	Perdoceo Education Corp.	180,628	1,971
*	Sun Country Airlines Holdings Inc.	82,483	1,951
	Arko Corp.	213,037	1,924
*	Green Brick Partners Inc.	78,451	1,908
	Big Lots Inc.	77,457	1,897
	Smith & Wesson Brands Inc.	122,215	1,892
*	Cars.com Inc.	174,214	1,803
	Hibbett Inc.	35,123	1,782
*	Stitch Fix Inc. Class A	209,177	1,772
	Winmark Corp.	8,844	1,749
	A-Mark Precious Metals Inc.	22,986	1,748
*	2U Inc.	186,016	1,734
*	Children's Place Inc.	35,159	1,669
*	America's Car-Mart Inc.	15,253	1,653
*	Zumiez Inc.	50,074	1,643
*	Denny's Corp.	157,618	1,633

		Shares	Market Value ($000)
	Carriage Services Inc. Class A	39,510	1,595
*	Accel Entertainment Inc. Class A	144,559	1,566
*	Viad Corp.	51,939	1,564
	Aaron's Co. Inc.	79,580	1,557
	Ruth's Hospitality Group Inc.	84,097	1,550
*	Lions Gate Entertainment Corp. Class A	149,950	1,534
*	Arlo Technologies Inc.	216,005	1,529
*	Chico's FAS Inc.	306,163	1,515
*	BJ's Restaurants Inc.	57,375	1,507
*,1	Blink Charging Co.	93,572	1,491
	Clarus Corp.	67,789	1,485
*	Clear Channel Outdoor Holdings Inc.	932,722	1,474
*	Life Time Group Holdings Inc.	99,721	1,461
*	QuinStreet Inc.	128,997	1,419
*	Funko Inc. Class A	69,137	1,408
*	Gannett Co. Inc.	357,978	1,407
*	PowerSchool Holdings Inc. Class A	109,272	1,398
*	Stoneridge Inc.	66,870	1,383
	Movado Group Inc.	40,060	1,359
	Ethan Allen Interiors Inc.	57,777	1,344
	RCI Hospitality Holdings Inc.	22,400	1,293
*	OneSpaWorld Holdings Ltd.	135,956	1,278
*	TravelCenters of America Inc.	32,143	1,255
*	Stagwell Inc.	158,010	1,250
	Shoe Carnival Inc.	45,188	1,232
*	Beazer Homes USA Inc.	75,358	1,222
	Haverty Furniture Cos. Inc.	41,486	1,172
*	Chuy's Holdings Inc.	50,960	1,151
*	Lovesac Co.	32,695	1,139
*	Boston Omaha Corp. Class A	51,990	1,136
*	Lindblad Expeditions Holdings Inc.	78,889	1,133
*	Corsair Gaming Inc.	70,379	1,130
	Global Industrial Co.	32,719	1,121
*	Master Craft Boat Holdings Inc.	46,930	1,098
*	Central Garden & Pet Co.	24,160	1,092
*,1	Portillo's Inc. Class A	58,658	1,089
*	Sportsman's Warehouse Holdings Inc.	112,025	1,060
*	Latham Group Inc.	109,152	1,038
	Bluegreen Vacations Holding Class A	36,869	1,027
*,1	AMMO Inc.	228,504	1,010
*	Integral Ad Science Holding Corp.	82,249	1,002
*	Selectquote Inc.	339,753	992
*,1	Vuzix Corp.	150,731	980
	OneWater Marine Inc. Class A	28,193	964
*	Frontier Group Holdings Inc.	89,401	961
*	WW International Inc.	134,850	956
*	Quotient Technology Inc.	228,340	954
*	CarParts.com Inc.	125,750	952
*	Daily Journal Corp.	3,414	942
*,1	Canoo Inc.	272,678	913
*	Marcus Corp.	57,592	902
	European Wax Center Inc. Class A	34,019	901
*	Fossil Group Inc.	121,759	894
*	LL Flooring Holdings Inc.	73,173	879
*	Universal Electronics Inc.	32,620	874
	Johnson Outdoors Inc. Class A	13,293	866
*	Tupperware Brands Corp.	124,226	824
*,1	Lordstown Motors Corp. Class A	396,745	821

		Shares	Market Value ($000)
*	Liquidity Services Inc.	59,404	806
	Entravision Communications Corp. Class A	153,036	800
*	Rush Street Interactive Inc.	133,504	796
	Kimball International Inc. Class B	91,481	781
*	Purple Innovation Inc. Class A	148,053	767
	Rush Enterprises Inc. Class B	14,716	729
*	Motorcar Parts of America Inc.	48,227	715
*	Hovnanian Enterprises Inc. Class A	13,275	680
*	Noodles & Co. Class A	102,704	678
*	Turtle Beach Corp.	38,742	677
[1]	Big 5 Sporting Goods Corp.	52,827	674
*	RealReal Inc.	205,120	673
*	1-800-Flowers.com Inc. Class A	67,681	661
*	American Public Education Inc.	47,012	655
	Rocky Brands Inc.	17,363	650
	Cato Corp. Class A	49,516	646
*	Container Store Group Inc.	82,042	632
*	Citi Trends Inc.	20,362	608
*	Century Casinos Inc.	68,712	601
*	Conn's Inc.	45,325	598
*	Full House Resorts Inc.	84,331	594
*	Xponential Fitness Inc. Class A	31,157	588
*	Liberty Media Corp.- Liberty Braves Class A	22,808	579
*,1	Sweetgreen Inc. Class A	31,603	578
*	Snap One Holdings Corp.	46,031	568
*	Instructure Holdings Inc.	31,035	554
*,1	Genius Brands International Inc.	727,723	553
	Superior Group of Cos. Inc.	30,381	547
*,1	Udemy Inc.	36,087	532
*	Eastman Kodak Co.	114,048	527
	Hooker Furnishings Corp.	30,370	525
*	Audacy Inc. Class A	297,549	518
*	Alta Equipment Group Inc.	47,818	515
*	Thryv Holdings Inc.	19,397	508
*	F45 Training Holdings Inc.	79,945	508
*	El Pollo Loco Holdings Inc.	48,733	505
	Tilly's Inc. Class A	58,139	481
*	ONE Group Hospitality Inc.	52,387	471
*	Vera Bradley Inc.	66,558	453
*	First Watch Restaurant Group Inc.	28,400	452
*	Kura Sushi USA Inc. Class A	11,496	433
*	Lands' End Inc.	37,001	429
*	American Outdoor Brands Inc.	36,515	422
[1]	Weber Inc. Class A	53,470	413
*	PlayAGS Inc.	70,369	408
*	Party City Holdco Inc.	280,381	404
	Bassett Furniture Industries Inc.	23,934	390
*	Red Robin Gourmet Burgers Inc.	39,208	386
*	Duluth Holdings Inc. Class B	30,650	382
*	Traeger Inc.	79,480	378
*	Outbrain Inc.	60,991	374
	Lifetime Brands Inc.	32,080	366
	Nathan's Famous Inc.	7,125	364
*,1	XL Fleet Corp.	300,539	364
*	Drive Shack Inc.	212,796	340
*	VOXX International Corp. Class A	40,572	340
*	Neogames SA	25,863	340
	Escalade Inc.	25,339	339

		Shares	Market Value ($000)
*	Fiesta Restaurant Group Inc.	43,719	326
*	Legacy Housing Corp.	20,546	322
*	Biglari Holdings Inc. Class B	2,340	313
	Flexsteel Industries Inc.	15,785	307
*	Lazydays Holdings Inc.	19,254	299
*,1	Arcimoto Inc.	72,919	292
*	Barnes & Noble Education Inc.	114,340	287
*	Stonemor Inc.	83,091	285
*	Mesa Air Group Inc.	88,272	271
*,1	Torrid Holdings Inc.	46,416	271
*	Lulu's Fashion Lounge Holdings Inc.	14,227	267
*	Cooper-Standard Holdings Inc.	41,834	235
[1]	JOANN Inc.	27,829	225
	Marine Products Corp.	20,391	217
*,1	Aterian Inc.	65,785	212
*	Emerald Holding Inc.	62,115	208
	Hamilton Beach Brands Holding Co. Class A	19,115	197
*	Liberty TripAdvisor Holdings Inc. Class A	187,875	195
*,1	Romeo Power Inc.	247,663	195
*	Landsea Homes Corp.	26,686	192
	NL Industries Inc.	20,656	190
*,1	Solo Brands Inc. Class A	37,844	190
	National CineMedia Inc.	151,953	187
*	Kirkland's Inc.	31,780	184
*,1	Rent the Runway Inc. Class A	42,568	184
*	Eros STX Global Corp.	84,909	168
*	Nautilus Inc.	76,966	162
	Carrols Restaurant Group Inc.	86,369	159
*,1	Shift Technologies Inc.	149,487	155
*	Fluent Inc.	109,805	142
*,1	LiveOne Inc.	153,357	129
*,1	Chicken Soup For The Soul Entertainment Inc.	18,453	123
[1]	EBET Inc.	33,723	104
*	CuriosityStream Inc.	67,187	101
*	CarLotz Inc.	175,744	98
*,1	Hall of Fame Resort & Entertainment Co.	141,738	95
*	aka Brands Holding Corp.	23,487	93
	CompX International Inc.	4,061	90
*,1	Regis Corp.	106,180	82
*,1	Revlon Inc. Class A	18,467	77
*	HyreCar Inc.	44,846	51
*	Digital Media Solutions Inc. Class A	7,545	13
*	DraftKings Inc.	11	—
			829,334
Consumer Staples (3.3%)
*	Performance Food Group Co.	387,793	16,807
	Sanderson Farms Inc.	51,899	10,354
*	Celsius Holdings Inc.	137,967	9,256
*	Simply Good Foods Co.	217,758	8,702
*	Sprouts Farmers Market Inc.	288,854	7,825
*	BellRing Brands Inc.	288,254	7,538
*	Hostess Brands Inc. Class A	353,333	7,508
	Coca-Cola Consolidated Inc.	12,033	6,798
	WD-40 Co.	34,978	6,604
*	United Natural Foods Inc.	147,349	6,249
	Nu Skin Enterprises Inc. Class A	127,214	5,935
	Lancaster Colony Corp.	48,586	5,923
	Primo Water Corp.	402,590	5,765

		Shares	Market Value ($000)
*	TreeHouse Foods Inc.	133,132	5,474
	Energizer Holdings Inc.	170,930	5,126
	Edgewell Personal Care Co.	138,723	5,050
	Cal-Maine Foods Inc.	104,503	4,988
	Medifast Inc.	29,453	4,911
	J & J Snack Foods Corp.	37,745	4,840
	Vector Group Ltd.	366,770	4,515
	Universal Corp.	61,736	3,931
[1]	B&G Foods Inc.	163,659	3,700
	MGP Ingredients Inc.	36,174	3,504
	Ingles Markets Inc. Class A	35,855	3,193
*	Beauty Health Co.	222,586	3,176
	SpartanNash Co.	91,541	3,150
	Weis Markets Inc.	42,018	3,089
	Andersons Inc.	80,305	3,020
	National Beverage Corp.	59,966	2,976
*	Chefs' Warehouse Inc.	80,344	2,871
	Fresh Del Monte Produce Inc.	85,822	2,192
*	USANA Health Sciences Inc.	30,551	2,149
	Utz Brands Inc.	152,938	2,141
*,1	Veru Inc.	165,029	2,135
	ACCO Brands Corp.	238,658	1,799
*	Duckhorn Portfolio Inc.	91,312	1,794
	John B Sanfilippo & Son Inc.	22,760	1,738
	Calavo Growers Inc.	43,957	1,497
	Tootsie Roll Industries Inc.	40,455	1,338
*	Mission Produce Inc.	94,789	1,267
	PetMed Express Inc.	51,936	1,144
	Turning Point Brands Inc.	37,316	1,091
*	Sovos Brands Inc.	65,447	924
*,1	Tattooed Chef Inc.	119,809	867
*	Seneca Foods Corp. Class A	15,041	855
*	Rite Aid Corp.	141,147	786
*	22nd Century Group Inc.	414,570	755
*	Honest Co. Inc.	217,117	747
*,1	GrowGeneration Corp.	143,071	737
*	Hydrofarm Holdings Group Inc.	102,014	703
*	PLBY Group Inc.	76,068	674
*	Whole Earth Brands Inc.	94,603	647
*	Landec Corp.	67,583	642
*	Vital Farms Inc.	62,621	620
*,1	AppHarvest Inc.	176,136	557
	Village Super Market Inc. Class A	21,473	510
*	HF Foods Group Inc.	94,466	502
	Limoneira Co.	39,851	475
	Natural Grocers by Vitamin Cottage Inc.	23,193	410
*	Nature's Sunshine Products Inc.	30,630	370
*	Vita Coco Co. Inc.	29,322	359
	Oil-Dri Corp. of America	13,442	320
*	AquaBounty Technologies Inc.	163,977	244
*,1	NewAge Inc.	343,690	124
*	Zevia PBC Class A	25,957	64
*,1	MedAvail Holdings Inc.	30,260	52
*,1	Laird Superfood Inc.	16,199	39
*	Greenlane Holdings Inc. Class A	41,516	12
			206,058
Energy (8.2%)
	Ovintiv Inc. (XNYS)	670,276	37,529

		Shares	Market Value ($000)
*	Antero Resources Corp.	731,783	31,379
	Chesapeake Energy Corp.	268,508	26,147
*	Southwestern Energy Co.	2,599,378	23,706
*	Range Resources Corp.	611,442	20,758
	PDC Energy Inc.	249,256	19,726
	Matador Resources Co.	283,147	17,244
	Murphy Oil Corp.	374,734	15,896
	SM Energy Co.	306,843	14,811
	Helmerich & Payne Inc.	263,349	13,260
	ChampionX Corp.	518,635	12,069
*	CNX Resources Corp.	514,654	11,178
	Magnolia Oil & Gas Corp. Class A	368,525	10,175
*	Denbury Inc.	129,033	9,437
	Patterson-UTI Energy Inc.	477,308	9,107
	California Resources Corp.	207,402	9,057
	Whiting Petroleum Corp.	100,689	8,907
*	Kosmos Energy Ltd.	1,147,509	8,882
	Civitas Resources Inc.	111,135	8,485
	Equitrans Midstream Corp.	1,046,449	8,236
*	PBF Energy Inc. Class A	246,366	8,179
	Oasis Petroleum Inc.	50,706	8,049
	Cactus Inc. Class A	141,788	7,433
*	Callon Petroleum Co.	123,182	7,201
*	Renewable Energy Group Inc.	114,490	7,019
	Arcosa Inc.	124,022	6,557
*	Golar LNG Ltd.	258,822	6,556
[1]	Arch Resources Inc.	38,667	5,910
*	Peabody Energy Corp.	227,752	5,377
	Northern Oil and Gas Inc.	156,451	5,114
*	Delek US Holdings Inc.	168,059	4,901
*	NexTier Oilfield Solutions Inc.	441,588	4,813
*	Ameresco Inc. Class A	79,128	4,646
*	CONSOL Energy Inc.	87,675	4,521
*	Comstock Resources Inc.	233,996	4,516
*	Tellurian Inc.	946,626	4,515
	Warrior Met Coal Inc.	131,798	4,431
*	Green Plains Inc.	122,234	3,982
	World Fuel Services Corp.	159,323	3,950
*	FuelCell Energy Inc.	943,950	3,870
*	Liberty Energy Inc. Class A	237,186	3,859
*	Centennial Resource Development Inc. Class A	472,109	3,749
*	Array Technologies Inc.	326,276	3,615
*	SunPower Corp.	204,145	3,607
	Archrock Inc.	344,253	3,453
	Brigham Minerals Inc. Class A	111,611	3,383
*	Oceaneering International Inc.	255,414	3,249
*	NOW Inc.	281,464	3,107
*	Nabors Industries Ltd. (XNYS)	18,070	3,014
*	ProPetro Holding Corp.	220,369	2,876
*	Dril-Quip Inc.	90,046	2,831
*	Laredo Petroleum Inc.	32,180	2,709
*	Tidewater Inc.	104,704	2,665
	CVR Energy Inc.	75,877	2,612
*	Stem Inc.	291,226	2,516
*	Ranger Oil Corp. Class A	54,111	2,316
*	MRC Global Inc.	206,148	2,307
*,1	Gevo Inc.	506,748	2,128
*	Talos Energy Inc.	94,296	2,037

		Shares	Market Value ($000)
*	Bristow Group Inc.	60,513	1,924
	Berry Corp.	172,649	1,922
*	Par Pacific Holdings Inc.	114,610	1,880
	SunCoke Energy Inc.	211,876	1,714
*	Helix Energy Solutions Group Inc.	368,080	1,708
*	W&T Offshore Inc.	240,872	1,621
*	Expro Group Holdings NV	118,260	1,617
*	RPC Inc.	172,449	1,614
*	TETRA Technologies Inc.	313,725	1,575
*	Earthstone Energy Inc. Class A	78,885	1,422
*	Select Energy Services Inc. Class A	163,165	1,382
	Crescent Energy Inc. Class A	75,239	1,360
*	DMC Global Inc.	49,007	1,356
*	TPI Composites Inc.	92,239	1,272
*	Oil States International Inc.	155,058	1,200
*	REX American Resources Corp.	13,418	1,166
	Solaris Oilfield Infrastructure Inc. Class A	80,212	1,081
*	Newpark Resources Inc.	231,121	994
	Riley Exploration Permian Inc.	27,207	747
	Falcon Minerals Corp.	100,450	744
*	National Energy Services Reunited Corp.	96,458	720
[1]	Kinetik Holdings Inc.	8,370	703
*	Centrus Energy Corp. Class A	24,951	639
*	Aemetis Inc.	69,743	566
[1]	HighPeak Energy Inc.	13,556	432
*	FTC Solar Inc.	102,973	417
*	Matrix Service Co.	67,271	406
*	American Superconductor Corp.	71,583	382
*,1	Beam Global	22,484	321
*,1	Nabors Industries Ltd. Warrants Exp. 6/11/26	5,784	304
	Profrac Holding Corp. Class A	13,490	246
*,1	Advent Technologies Holdings Inc.	80,332	109
			517,106
Financials (16.2%)
	SouthState Corp.	196,747	15,901
	First Financial Bankshares Inc.	332,064	13,694
	Glacier Bancorp Inc.	281,924	13,648
	Valley National Bancorp	1,024,073	13,016
	United Bankshares Inc.	337,398	12,673
	Blackstone Mortgage Trust Inc. Class A	402,096	12,509
	RLI Corp.	102,280	12,388
	Cadence Bank	462,481	12,362
	Kinsale Capital Group Inc.	54,983	12,090
	Selective Insurance Group Inc.	151,855	12,042
	Old National Bancorp	753,155	11,975
	Essent Group Ltd.	277,025	11,854
	Houlihan Lokey Inc. Class A	130,599	11,224
	Hancock Whitney Corp.	221,237	11,026
	ServisFirst Bancshares Inc.	127,656	10,641
	UMB Financial Corp.	111,988	10,342
	Radian Group Inc.	460,949	9,915
	Independent Bank Corp. (XNGS)	117,227	9,765
	BankUnited Inc.	218,932	9,121
	Community Bank System Inc.	137,023	9,044
	Home BancShares Inc.	390,267	8,816
	CVB Financial Corp.	350,401	8,683
	Eastern Bankshares Inc.	439,384	8,555
	First Interstate BancSystem Inc. Class A	224,310	8,540

		Shares	Market Value ($000)
	American Equity Investment Life Holding Co.	211,436	8,512
	United Community Banks Inc.	267,931	8,421
	Simmons First National Corp. Class A	318,074	8,178
	Federated Hermes Inc.	238,027	8,086
	Walker & Dunlop Inc.	74,822	7,954
	Associated Banc-Corp.	380,520	7,877
	Pacific Premier Bancorp Inc.	239,927	7,812
	Ameris Bancorp	170,207	7,760
	Cathay General Bancorp	185,999	7,646
	First BanCorp. (XNYS)	509,062	7,600
	FirstCash Holdings Inc.	101,589	7,584
*	Enstar Group Ltd.	31,758	7,366
	Moelis & Co. Class A	156,372	7,337
*	Texas Capital Bancshares Inc.	129,795	7,337
	WSFS Financial Corp.	165,974	7,100
	Independent Bank Group Inc.	95,261	6,962
*	Mr Cooper Group Inc.	158,183	6,859
	Atlantic Union Bankshares Corp.	193,163	6,811
*	Trupanion Inc.	97,695	6,534
	Fulton Financial Corp.	406,917	6,450
	CNO Financial Group Inc.	307,239	6,320
*	Focus Financial Partners Inc. Class A	166,264	6,268
	Hamilton Lane Inc. Class A	89,212	6,205
	Navient Corp.	386,804	6,189
	Columbia Banking System Inc.	200,543	6,046
	Arbor Realty Trust Inc.	368,164	6,045
	First Merchants Corp.	146,654	6,036
	Chimera Investment Corp.	603,747	5,917
	Piper Sandler Cos.	44,790	5,903
	International Bancshares Corp.	137,665	5,772
	Artisan Partners Asset Management Inc. Class A	149,725	5,751
*	Axos Financial Inc.	145,717	5,632
*	Silvergate Capital Corp. Class A	71,667	5,626
	Washington Federal Inc.	166,232	5,394
	WesBanco Inc.	154,800	5,273
*	Genworth Financial Inc. Class A	1,297,021	5,253
	Flagstar Bancorp Inc.	133,469	5,143
	Banner Corp.	87,448	5,082
	Towne Bank	171,937	5,069
	First Financial Bancorp	237,547	4,984
	Cohen & Steers Inc.	63,672	4,852
	Seacoast Banking Corp. of Florida	140,484	4,810
	Sandy Spring Bancorp Inc.	113,363	4,801
[1]	Hilltop Holdings Inc.	158,543	4,758
	Two Harbors Investment Corp.	878,962	4,694
	PJT Partners Inc. Class A	60,689	4,603
	Apollo Commercial Real Estate Finance Inc.	359,627	4,578
	Trustmark Corp.	157,211	4,573
	Heartland Financial USA Inc.	102,896	4,551
	Park National Corp.	36,757	4,547
	Lakeland Financial Corp.	62,491	4,509
*	Triumph Bancorp Inc.	60,971	4,435
	Provident Financial Services Inc.	192,257	4,420
*	Cannae Holdings Inc.	216,534	4,389
	Renasant Corp.	139,664	4,321
	Hope Bancorp Inc.	295,684	4,311
	Horace Mann Educators Corp.	106,523	4,310
	Veritex Holdings Inc.	121,593	4,190

		Shares	Market Value ($000)
	Enterprise Financial Services Corp.	88,824	4,113
*	PRA Group Inc.	110,769	4,098
	Bank of NT Butterfield & Son Ltd.	128,365	4,054
	PennyMac Mortgage Investment Trust	250,421	4,052
*	LendingClub Corp.	256,682	4,035
	Northwest Bancshares Inc.	312,915	4,033
	Westamerica BanCorp.	66,749	4,019
	Eagle Bancorp Inc.	80,869	4,008
	BancFirst Corp.	44,024	3,994
*	NMI Holdings Inc. Class A	214,628	3,994
	NBT Bancorp Inc.	107,709	3,983
*	Palomar Holdings Inc.	62,914	3,910
*	Encore Capital Group Inc.	63,319	3,869
	Mfa Financial REIT Inc.	282,572	3,820
	Stewart Information Services Corp.	68,339	3,792
	PennyMac Financial Services Inc.	77,086	3,779
	Nelnet Inc. Class A	43,406	3,676
	Stock Yards Bancorp Inc.	61,696	3,640
	Virtus Investment Partners Inc.	18,704	3,604
	FB Financial Corp.	85,074	3,575
	OFG Bancorp	125,254	3,550
*	Open Lending Corp. Class A	266,094	3,502
	Safety Insurance Group Inc.	36,931	3,429
	Argo Group International Holdings Ltd.	80,909	3,427
	First Commonwealth Financial Corp.	241,449	3,383
	Capitol Federal Financial Inc.	331,643	3,366
	Ladder Capital Corp. Class A	290,117	3,354
*	StoneX Group Inc.	43,927	3,298
	First Bancorp (XNGS)	87,706	3,286
	Live Oak Bancshares Inc.	81,405	3,269
	Berkshire Hills Bancorp Inc.	124,814	3,259
*	Customers Bancorp Inc.	77,890	3,217
	Southside Bancshares Inc.	79,555	3,208
	TriCo Bancshares	70,298	3,187
	StepStone Group Inc. Class A	116,498	3,176
	City Holding Co.	38,257	3,141
	Meta Financial Group Inc.	75,150	3,124
*	BRP Group Inc. Class A	121,092	3,054
	ProAssurance Corp.	137,156	3,046
	First Busey Corp.	128,538	3,014
	OceanFirst Financial Corp.	148,830	3,002
	National Bank Holdings Corp. Class A	73,429	2,992
	Redwood Trust Inc.	293,039	2,989
	iStar Inc.	171,395	2,982
	Employers Holdings Inc.	71,577	2,964
	New York Mortgage Trust Inc.	970,002	2,939
*	Enova International Inc.	92,890	2,933
	S&T Bancorp Inc.	99,032	2,913
	First Foundation Inc.	127,823	2,882
	B Riley Financial Inc.	51,778	2,814
*	Bancorp Inc.	133,586	2,783
	Brookline Bancorp Inc.	196,157	2,780
	Tompkins Financial Corp.	36,279	2,765
	Dime Community Bancshares Inc.	85,977	2,703
	Banc of California Inc.	140,179	2,697
	ConnectOne Bancorp Inc.	95,660	2,636
	BGC Partners Inc. Class A	808,121	2,634
	Ready Capital Corp.	172,068	2,526

		Shares	Market Value ($000)
	Premier Financial Corp.	92,488	2,513
*,1	Marathon Digital Holdings Inc.	244,100	2,497
*	Nicolet Bankshares Inc.	31,135	2,486
	AMERISAFE Inc.	48,957	2,467
	Federal Agricultural Mortgage Corp. Class C	23,402	2,457
	Lakeland Bancorp Inc.	156,488	2,429
	Broadmark Realty Capital Inc.	327,715	2,422
	German American Bancorp Inc.	63,353	2,409
	James River Group Holdings Ltd.	93,927	2,400
	Goosehead Insurance Inc. Class A	46,307	2,398
	Preferred Bank	34,601	2,371
	QCR Holdings Inc.	42,287	2,344
	Heritage Financial Corp.	88,586	2,312
*	MoneyGram International Inc.	228,550	2,304
	Origin Bancorp Inc.	57,119	2,232
	Washington Trust Bancorp Inc.	43,922	2,205
*	Blucora Inc.	124,442	2,201
	Ellington Financial Inc.	138,052	2,138
	Kearny Financial Corp.	167,809	2,083
*	Columbia Financial Inc.	100,132	2,082
	WisdomTree Investments Inc.	344,718	2,051
	1st Source Corp.	43,012	2,022
	HomeStreet Inc.	50,141	2,021
*	Metropolitan Bank Holding Corp.	25,696	1,985
	Amerant Bancorp Inc.	67,157	1,978
*,1	Riot Blockchain Inc.	274,388	1,973
	Horizon Bancorp Inc.	109,030	1,959
	Allegiance Bancshares Inc.	48,504	1,952
	Univest Financial Corp.	73,582	1,950
	Brightspire Capital Inc. Class A	215,324	1,914
*	LendingTree Inc.	29,692	1,874
	Peoples Bancorp Inc.	64,847	1,853
	KKR Real Estate Finance Trust Inc.	90,628	1,851
	Hanmi Financial Corp.	77,654	1,812
	Cowen Inc. Class A	67,205	1,784
	United Fire Group Inc.	53,907	1,747
	ARMOUR Residential REIT Inc.	228,566	1,728
	HarborOne Bancorp Inc.	120,569	1,723
*	MBIA Inc.	122,755	1,720
	Heritage Commerce Corp.	149,470	1,714
	Flushing Financial Corp.	74,109	1,712
	Brightsphere Investment Group Inc.	82,728	1,687
	Central Pacific Financial Corp.	69,561	1,679
	Community Trust Bancorp Inc.	39,556	1,663
	Camden National Corp.	37,037	1,639
	TPG RE Finance Trust Inc.	154,022	1,616
*	World Acceptance Corp.	10,837	1,605
	First Mid Bancshares Inc.	42,303	1,593
	Byline Bancorp Inc.	63,465	1,585
*	CrossFirst Bankshares Inc.	117,676	1,580
	First Bancorp Inc. (XNMS)	51,701	1,556
	TrustCo Bank Corp. NY	48,295	1,556
	Great Southern Bancorp Inc.	25,989	1,542
	Peapack-Gladstone Financial Corp.	45,295	1,526
	Dynex Capital Inc.	92,012	1,500
	Northfield Bancorp Inc.	112,796	1,499
	Granite Point Mortgage Trust Inc.	136,137	1,498
	Cambridge Bancorp	17,469	1,459

		Shares	Market Value ($000)
	Diamond Hill Investment Group Inc.	7,777	1,455
	Invesco Mortgage Capital Inc.	817,531	1,455
	Midland States Bancorp Inc.	54,133	1,455
	Franklin BSP Realty Trust Inc. REIT	92,105	1,426
	National Western Life Group Inc. Class A	6,582	1,376
	CBTX Inc.	47,387	1,347
	Mercantile Bank Corp.	39,622	1,310
	First Financial Corp.	28,899	1,300
	Bank of Marin Bancorp	39,497	1,299
*	SiriusPoint Ltd.	228,090	1,277
*	Ambac Financial Group Inc.	116,300	1,246
	First Community Bankshares Inc.	42,652	1,228
	Bank First Corp.	16,832	1,223
	Farmers National Banc Corp.	78,701	1,222
	Hingham Institution for Savings	3,700	1,194
	Banco Latinoamericano de Comercio Exterior SA Class E	79,501	1,182
	Arrow Financial Corp.	35,368	1,172
	Financial Institutions Inc.	39,957	1,125
	Equity Bancshares Inc. Class A	34,566	1,124
	MidWestOne Financial Group Inc.	36,264	1,104
	Republic Bancorp Inc. Class A	23,855	1,096
	First of Long Island Corp.	57,280	1,089
[1]	Orchid Island Capital Inc.	348,187	1,086
	Capstar Financial Holdings Inc.	52,151	1,086
	Old Second Bancorp Inc.	70,980	1,084
	Business First Bancshares Inc.	48,431	1,072
	West BanCorp. Inc.	41,189	1,048
	Bar Harbor Bankshares	37,827	1,031
	Independent Bank Corp.	51,902	1,028
*	Coastal Financial Corp.	25,941	1,024
	CNB Financial Corp.	40,709	1,023
	HomeTrust Bancshares Inc.	37,934	1,018
	Mid Penn Bancorp Inc.	36,259	996
	HCI Group Inc.	14,530	988
	Alerus Financial Corp.	38,697	983
	Metrocity Bankshares Inc.	48,142	978
*	Assetmark Financial Holdings Inc.	46,728	976
*	Carter Bankshares Inc.	65,822	974
	MVB Financial Corp.	26,011	971
*	EZCorp. Inc. Class A	127,324	965
	Merchants Bancorp	37,410	954
	Citizens & Northern Corp.	39,082	951
	American National Bankshares Inc.	26,663	949
	Waterstone Financial Inc.	54,881	949
	Capital City Bank Group Inc.	34,717	948
	Peoples Financial Services Corp.	17,812	941
	GCM Grosvenor Inc. Class A	114,078	934
	First Internet Bancorp	23,932	925
	Regional Management Corp.	19,370	922
	Enact Holdings Inc.	37,686	917
	Southern Missouri Bancorp Inc.	19,554	913
	SmartFinancial Inc.	34,980	906
	Universal Insurance Holdings Inc.	69,030	891
*	Bridgewater Bancshares Inc.	53,152	863
*	Southern First Bancshares Inc.	19,089	861
*	Blue Foundry Bancorp	70,922	849
	Oppenheimer Holdings Inc. Class A	23,742	848
	Primis Financial Corp.	61,843	835

		Shares	Market Value ($000)
	Five Star Bancorp	31,771	827
	Civista Bancshares Inc.	37,902	809
	Enterprise Bancorp Inc.	23,886	807
	First Bancorp Inc. (XNGS)	26,094	790
	Summit Financial Group Inc.	28,684	785
	RBB Bancorp	36,253	778
	Sierra Bancorp	35,686	773
	Guaranty Bancshares Inc.	20,606	751
	Amalgamated Financial Corp.	34,565	751
	Sculptor Capital Management Inc. Class A	57,258	688
	Orrstown Financial Services Inc.	27,823	684
	AFC Gamma Inc.	37,841	678
	Blue Ridge Bankshares Inc.	44,590	678
	Home Bancorp Inc.	19,215	661
*	eHealth Inc.	62,531	657
	South Plains Financial Inc.	26,451	654
	Tiptree Inc.	60,120	651
	Northrim BanCorp Inc.	15,186	631
	PCSB Financial Corp.	32,157	630
	Macatawa Bank Corp.	67,164	623
	Investors Title Co.	3,669	609
*	Oportun Financial Corp.	53,832	606
	Donegal Group Inc. Class A	37,417	605
*	Ocwen Financial Corp.	20,864	584
	Great Ajax Corp.	55,218	583
	Red River Bancshares Inc.	11,287	580
	Provident Bancorp Inc.	38,039	571
	First Bank	39,802	569
	FS Bancorp Inc.	18,227	551
	Luther Burbank Corp.	38,975	532
*	Greenlight Capital Re Ltd. Class A	65,855	515
	Capital Bancorp Inc.	20,029	470
	Curo Group Holdings Corp.	53,218	463
*	Republic First Bancorp Inc.	113,867	462
	HBT Financial Inc.	25,616	445
*	Maiden Holdings Ltd.	179,019	437
	Greenhill & Co. Inc.	35,206	433
*	Citizens Inc. Class A	127,887	425
	Fidelity D&D Bancorp Inc.	10,289	405
*	NI Holdings Inc.	22,272	372
[1]	Angel Oak Mortgage Inc.	24,260	371
	Crawford & Co. Class A	41,606	341
*	Trean Insurance Group Inc.	45,606	326
*	Pioneer Bancorp Inc.	29,957	302
*	MetroMile Inc.	286,890	301
	Pzena Investment Management Inc. Class A	41,682	295
	GAMCO Investors Inc. Class A	12,706	261
*	Third Coast Bancshares Inc.	10,266	255
	Chicago Atlantic Real Estate Finance Inc.	14,941	254
*	Velocity Financial LLC	22,528	247
	Heritage Insurance Holdings Inc.	64,923	238
	Value Line Inc.	2,686	190
	Associated Capital Group Inc. Class A	4,319	171
*	Finance of America Cos. Inc. Class A	46,972	114
	United Insurance Holdings Corp.	50,826	87
[1]	Home Point Capital Inc.	20,074	79
	Citizens Financial Group Inc.	517	21
			1,013,466

		Shares	Market Value ($000)
Health Care (14.1%)
*	Biohaven Pharmaceutical Holding Co. Ltd.	142,465	20,476
*	Tenet Healthcare Corp.	271,607	17,576
*	Halozyme Therapeutics Inc.	354,145	16,284
*	Shockwave Medical Inc.	86,300	14,171
*	HealthEquity Inc.	209,270	13,096
*	LHC Group Inc.	78,119	13,019
*	Omnicell Inc.	111,958	12,445
*	Option Care Health Inc.	406,553	12,343
*	Alkermes plc	410,428	12,251
*	Inspire Medical Systems Inc.	68,807	12,167
*	Lantheus Holdings Inc.	172,276	11,804
*	Intra-Cellular Therapies Inc.	205,562	11,799
	Ensign Group Inc.	134,416	10,911
*	iRhythm Technologies Inc.	75,470	10,630
*	Medpace Holdings Inc.	74,153	10,622
*	LivaNova plc	136,773	9,310
*	Arrowhead Pharmaceuticals Inc.	262,874	8,769
	CONMED Corp.	74,274	8,637
*	Apellis Pharmaceuticals Inc.	200,077	8,293
*	Blueprint Medicines Corp.	149,891	8,244
*	Intellia Therapeutics Inc.	178,530	8,237
*	Haemonetics Corp.	129,067	8,165
*	Cytokinetics Inc.	202,917	8,096
*	Merit Medical Systems Inc.	131,280	8,059
*	STAAR Surgical Co.	121,572	8,016
*	NuVasive Inc.	132,585	7,612
*,1	Neogen Corp.	275,461	7,289
*	Prestige Consumer Healthcare Inc.	128,150	7,153
*	Pacira BioSciences Inc.	113,007	7,148
	Patterson Cos. Inc.	219,227	6,925
	Select Medical Holdings Corp.	282,732	6,885
*	Integer Holdings Corp.	84,052	6,706
*	R1 RCM Inc.	303,889	6,525
	Owens & Minor Inc.	185,551	6,472
*	Karuna Therapeutics Inc.	56,875	5,933
*	Axonics Inc.	117,279	5,864
*	Inari Medical Inc.	88,060	5,794
*	Evolent Health Inc. Class A	204,029	5,739
*	Insmed Inc.	301,638	5,677
*	Denali Therapeutics Inc.	232,507	5,648
*	Progyny Inc.	164,918	5,213
*	PTC Therapeutics Inc.	177,398	5,210
*	Amicus Therapeutics Inc.	673,420	5,131
*	Arvinas Inc.	120,606	5,028
*	ACADIA Pharmaceuticals Inc.	306,626	4,952
*	Twist Bioscience Corp.	141,609	4,820
*	Fate Therapeutics Inc.	207,212	4,787
*	Glaukos Corp.	116,587	4,760
*	Corcept Therapeutics Inc.	223,707	4,662
*	AtriCure Inc.	114,430	4,649
*	Beam Therapeutics Inc.	130,813	4,602
*	BioCryst Pharmaceuticals Inc.	461,037	4,292
*	Ironwood Pharmaceuticals Inc. Class A	375,795	4,235
*	Multiplan Corp.	835,439	4,177
*	Turning Point Therapeutics Inc.	117,759	4,165
*	Emergent BioSolutions Inc.	125,452	4,135
*	Vir Biotechnology Inc.	153,410	3,960

		Shares	Market Value ($000)
*	Global Blood Therapeutics Inc.	158,234	3,946
*	Myriad Genetics Inc.	203,229	3,910
*	Nevro Corp.	88,326	3,849
*	MEDNAX Inc.	195,089	3,769
	US Physical Therapy Inc.	32,754	3,688
*	Tivity Health Inc.	112,550	3,647
*	Apollo Medical Holdings Inc.	96,450	3,621
*	Avanos Medical Inc.	122,897	3,526
*	Travere Thrapeutics Inc.	150,654	3,512
*	Amphastar Pharmaceuticals Inc.	94,526	3,511
*	Supernus Pharmaceuticals Inc.	125,413	3,495
*	Surgery Partners Inc.	87,903	3,446
*	Ligand Pharmaceuticals Inc.	38,495	3,423
*	CorVel Corp.	22,187	3,309
*	AdaptHealth Corp. Class A	182,901	3,290
	Healthcare Services Group Inc.	191,418	3,287
*	Addus HomeCare Corp.	39,279	3,280
*	Dynavax Technologies Corp.	275,518	3,268
*	CareDx Inc.	129,320	3,252
*	Xencor Inc.	144,299	3,222
*	Vericel Corp.	118,650	3,221
*	IVERIC bio Inc.	294,690	3,077
*	ChemoCentryx Inc.	137,845	3,070
*	OPKO Health Inc.	1,019,751	3,059
*	ModivCare Inc.	31,837	3,038
*	Veracyte Inc.	172,202	3,027
*	Krystal Biotech Inc.	51,365	3,024
*	Meridian Bioscience Inc.	109,050	2,999
*,1	Cassava Sciences Inc.	97,944	2,997
*	Silk Road Medical Inc.	87,678	2,913
*	Relay Therapeutics Inc.	178,581	2,907
*	Fulgent Genetics Inc.	53,256	2,903
*	Natus Medical Inc.	86,125	2,824
*	Pacific Biosciences of California Inc.	496,562	2,796
*	Celldex Therapeutics Inc.	117,340	2,760
*	Cerevel Therapeutics Holdings Inc.	103,965	2,717
*	Agios Pharmaceuticals Inc.	138,778	2,702
*	Brookdale Senior Living Inc.	472,447	2,693
*	MannKind Corp.	632,767	2,645
*	Vaxcyte Inc.	108,978	2,614
*	Outset Medical Inc.	119,608	2,607
*	NextGen Healthcare Inc.	143,331	2,596
*	REVOLUTION Medicines Inc.	151,640	2,575
*	Privia Health Group Inc.	107,248	2,570
*	Harmony Biosciences Holdings Inc.	58,835	2,565
*	Prothena Corp. plc	92,264	2,512
*	Heska Corp.	24,973	2,492
*	1Life Healthcare Inc.	293,908	2,489
*	Revance Therapeutics Inc.	179,222	2,452
*	NeoGenomics Inc.	289,788	2,440
*	Cytek Biosciences Inc.	249,086	2,419
*	RadNet Inc.	116,295	2,388
*	Phreesia Inc.	127,009	2,304
*	Varex Imaging Corp.	98,284	2,264
	National HealthCare Corp.	32,040	2,252
	Atrion Corp.	3,570	2,245
*	Zentalis Pharmaceuticals Inc.	93,062	2,244
	LeMaitre Vascular Inc.	48,176	2,203

		Shares	Market Value ($000)
*	Arcus Biosciences Inc.	114,474	2,169
*	FibroGen Inc.	220,277	2,168
*	Alignment Healthcare Inc.	202,759	2,165
*	Kura Oncology Inc.	162,492	2,138
*	Cerus Corp.	428,863	2,123
*	REGENXBIO Inc.	100,913	2,123
*	Syndax Pharmaceuticals Inc.	126,133	2,081
*	Avid Bioservices Inc.	154,910	2,071
*	Cutera Inc.	45,072	2,028
*	ImmunoGen Inc.	549,223	2,010
*	Prometheus Biosciences Inc.	76,780	2,001
*	Madrigal Pharmaceuticals Inc.	30,093	1,998
*	Enanta Pharmaceuticals Inc.	49,987	1,996
*	Editas Medicine Inc. Class A	174,922	1,992
*	Reata Pharmaceuticals Inc. Class A	70,091	1,982
*	Crinetics Pharmaceuticals Inc.	117,878	1,974
*	Health Catalyst Inc.	133,698	1,959
*	TransMedics Group Inc.	66,089	1,928
*	Artivion Inc.	97,698	1,911
*	AngioDynamics Inc.	96,248	1,889
*	Invitae Corp.	512,092	1,879
*	Bridgebio Pharma Inc.	271,095	1,852
*	NanoString Technologies Inc.	115,922	1,813
*,1	Recursion Pharmaceuticals Inc. Class A	295,748	1,810
*	Catalyst Pharmaceuticals Inc.	248,324	1,788
*	Axsome Therapeutics Inc.	70,971	1,774
*	American Well Corp. Class A	468,004	1,769
*	Innoviva Inc.	111,134	1,686
*	Aclaris Therapeutics Inc.	131,188	1,678
*	Community Health Systems Inc.	317,632	1,664
*	Codexis Inc.	154,347	1,648
*	Cardiovascular Systems Inc.	101,208	1,646
*	OrthoPediatrics Corp.	35,386	1,634
*,1	Lyell Immunopharma Inc.	380,084	1,574
*	Chinook Therapeutics Inc.	103,157	1,566
*	Anavex Life Sciences Corp.	171,737	1,565
*	Hanger Inc.	95,494	1,508
*	Arcutis Biotherapeutics Inc.	70,862	1,480
*	TG Therapeutics Inc.	330,849	1,462
*	Nuvation Bio Inc.	407,795	1,440
*	Verve Therapeutics Inc.	93,583	1,419
*	SpringWorks Therapeutics Inc.	74,521	1,411
*	Allogene Therapeutics Inc.	175,914	1,395
*	Vanda Pharmaceuticals Inc.	141,049	1,387
*	Alphatec Holdings Inc.	180,099	1,383
*	Collegium Pharmaceutical Inc.	88,173	1,377
*,1	LifeStance Health Group Inc.	184,563	1,375
*	Eagle Pharmaceuticals Inc.	29,194	1,363
*	UFP Technologies Inc.	17,718	1,355
*	Surmodics Inc.	34,504	1,354
	SIGA Technologies Inc.	123,443	1,350
*	Theravance Biopharma Inc.	153,072	1,344
*	Keros Therapeutics Inc.	39,760	1,344
*	Avidity Biosciences Inc.	96,375	1,343
*	Orthofix Medical Inc.	48,420	1,331
*	Alector Inc.	150,061	1,330
*	Quanterix Corp.	78,841	1,329
*	HealthStream Inc.	64,660	1,317

		Shares	Market Value ($000)
*	Inogen Inc.	50,662	1,301
*,1	Bionano Genomics Inc.	751,049	1,299
*	Atea Pharmaceuticals Inc.	164,743	1,298
	National Research Corp.	35,893	1,288
*,1	Senseonics Holdings Inc.	1,103,830	1,280
*	Treace Medical Concepts Inc.	76,556	1,278
*	Morphic Holding Inc.	54,078	1,268
*,1	Sorrento Therapeutics Inc.	771,303	1,265
*	Kymera Therapeutics Inc.	88,284	1,260
*	Pennant Group Inc.	65,451	1,252
*	SI-BONE Inc.	83,655	1,251
*	Rocket Pharmaceuticals Inc.	105,074	1,245
*	Coherus Biosciences Inc.	167,885	1,232
*	Pulmonx Corp.	67,000	1,223
*	Castle Biosciences Inc.	54,552	1,215
*	Relmada Therapeutics Inc.	63,098	1,186
*	PetIQ Inc. Class A	68,916	1,183
*	MaxCyte Inc.	255,422	1,177
*	Agiliti Inc.	60,360	1,166
*	Karyopharm Therapeutics Inc.	185,145	1,163
*	Intercept Pharmaceuticals Inc.	64,039	1,159
*	Atara Biotherapeutics Inc.	222,181	1,155
*	Computer Programs and Systems Inc.	35,846	1,143
*,1	Vaxart Inc.	313,426	1,141
*,1	Sana Biotechnology Inc.	219,126	1,124
*	OptimizeRx Corp.	43,906	1,123
*	NGM Biopharmaceuticals Inc.	81,089	1,122
*,1	Ocugen Inc.	472,862	1,121
*,1	Bright Health Group Inc.	659,020	1,120
*	Replimune Group Inc.	76,853	1,117
*	Gossamer Bio Inc.	158,353	1,116
*	ViewRay Inc.	384,693	1,112
*	Sangamo Therapeutics Inc.	303,943	1,109
*	MiMedx Group Inc.	282,819	1,106
*	Deciphera Pharmaceuticals Inc.	101,840	1,104
*	Y-mAbs Therapeutics Inc.	88,705	1,103
*	Evolus Inc.	84,957	1,096
*	Caribou Biosciences Inc.	130,385	1,086
*	Arcturus Therapeutics Holdings Inc.	54,422	1,082
*	Geron Corp. (XNGS)	773,190	1,067
*,1	Butterfly Network Inc.	341,840	1,043
	Phibro Animal Health Corp. Class A	52,664	1,012
*	Protagonist Therapeutics Inc.	113,710	996
*	Organogenesis Holdings Inc. Class A	176,997	993
*	Inovio Pharmaceuticals Inc.	524,747	981
*	Seer Inc. Class A	107,330	953
*	Ideaya Biosciences Inc.	85,248	951
*	Axogen Inc.	98,234	950
*	Agenus Inc.	562,513	939
*	Cara Therapeutics Inc.	112,804	939
*	AnaptysBio Inc.	49,305	936
*	Affimed NV	301,149	934
*	Inhibrx Inc.	70,868	926
*	Amneal Pharmaceuticals Inc.	252,958	918
*	iTeos Therapeutics Inc.	51,934	909
*,1	Erasca Inc.	162,544	881
*	Albireo Pharma Inc.	42,795	853
*	ANI Pharmaceuticals Inc.	28,123	851

		Shares	Market Value ($000)
*	Design Therapeutics Inc.	68,002	849
*,1	Esperion Therapeutics Inc.	147,632	842
*	Accolade Inc.	129,597	832
*	Imago Biosciences Inc.	51,466	832
*	Instil Bio Inc.	137,527	826
*	Nurix Therapeutics Inc.	80,443	812
*	Anika Therapeutics Inc.	36,587	795
*	Rapt Therapeutics Inc.	53,950	794
*	PMV Pharmaceuticals Inc.	67,536	794
*	Rigel Pharmaceuticals Inc.	438,104	793
*	Adicet Bio Inc.	66,048	781
*	Heron Therapeutics Inc.	234,213	773
*	OraSure Technologies Inc.	184,225	765
*	Radius Health Inc.	119,439	756
*	Athira Pharma Inc.	83,172	755
*,1	Mind Medicine Mindmed Inc.	832,463	753
	Utah Medical Products Inc.	8,725	752
*	908 Devices Inc.	53,709	748
*	2seventy bio Inc.	59,244	735
*,1	PROCEPT BioRobotics Corp.	18,676	731
*	Cullinan Oncology Inc.	66,572	712
*	C4 Therapeutics Inc.	97,685	709
*	Praxis Precision Medicines Inc.	85,371	709
*	Bioventus Inc. Class A	71,028	702
*,1	Inotiv Inc.	44,834	686
*	SeaSpine Holdings Corp.	81,881	677
*,1	ImmunityBio Inc.	176,301	663
*	Foghorn Therapeutics Inc.	50,594	653
*	MeiraGTx Holdings plc	76,710	644
*	Rallybio Corp.	46,694	635
*	Generation Bio Co.	112,239	631
*	Mersana Therapeutics Inc.	185,823	621
*	EyePoint Pharmaceuticals Inc.	64,253	620
*	RxSight Inc.	45,278	619
*	Ocular Therapeutix Inc.	196,966	617
*	Edgewise Therapeutics Inc.	98,494	616
*	Kodiak Sciences Inc.	84,902	615
*	Berkeley Lights Inc.	125,527	600
*	Stoke Therapeutics Inc.	48,901	592
*	Joint Corp.	35,241	588
*	Kiniksa Pharmaceuticals Ltd. Class A	75,900	581
*	Provention Bio Inc.	139,996	577
*,1	Monte Rosa Therapeutics Inc.	74,349	575
*	VistaGen Therapeutics Inc.	496,945	571
*	Eiger BioPharmaceuticals Inc.	81,907	568
*	Verastem Inc.	441,237	565
*	Aerie Pharmaceuticals Inc.	108,599	563
*	Akero Therapeutics Inc.	64,984	561
*	Arbutus Biopharma Corp.	229,798	558
*	Bluebird Bio Inc.	173,720	556
*	Seres Therapeutics Inc.	176,433	547
*	MacroGenics Inc.	155,505	540
*	4D Molecular Therapeutics Inc.	70,432	535
	iRadimed Corp.	16,253	531
*,1	ClearPoint Neuro Inc.	48,197	528
*	Kinnate Biopharma Inc.	66,274	526
*	Nkarta Inc.	36,222	523
*	Altimmune Inc.	103,005	521

		Shares	Market Value ($000)
*	Viemed Healthcare Inc.	90,848	521
*	KalVista Pharmaceuticals Inc.	58,340	519
*	Absci Corp.	141,980	518
*	Bioxcel Therapeutics Inc.	44,081	516
*,1	Janux Therapeutics Inc.	45,933	511
*	Vera Therapeutics Inc. Class A	34,384	500
*	Sight Sciences Inc.	58,019	498
*	Fulcrum Therapeutics Inc.	69,577	495
*	Tenaya Therapeutics Inc.	73,923	495
*,1	G1 Therapeutics Inc.	101,357	493
*	Tactile Systems Technology Inc.	48,303	491
*	DICE Therapeutics Inc.	35,645	490
*	Forma Therapeutics Holdings Inc.	85,791	488
*	Accuray Inc.	233,384	485
*	Kezar Life Sciences Inc.	95,500	482
*	Apyx Medical Corp.	78,985	479
*	Sutro Biopharma Inc.	109,583	477
*,1	Ventyx Biosciences Inc.	27,076	474
*	Talaris Therapeutics Inc.	54,911	473
*	Marinus Pharmaceuticals Inc.	95,279	462
*	Cincor Pharma Inc.	29,624	461
*	InfuSystem Holdings Inc.	46,446	449
*,1	VBI Vaccines Inc.	477,503	437
*	Immunovant Inc.	102,974	437
*	Adagio Therapeutics Inc.	147,754	437
*	Cogent Biosciences Inc.	94,647	436
*,1	Oramed Pharmaceuticals Inc.	94,154	436
[1]	Zynex Inc.	58,115	424
*	Cymabay Therapeutics Inc.	214,323	420
*	Lineage Cell Therapeutics Inc.	334,998	419
*	Paragon 28 Inc.	23,331	418
*	Icosavax Inc.	60,940	414
*,1	Nuvalent Inc. Class A	46,079	408
*	Dermtech Inc.	61,256	407
*	Aerovate Therapeutics Inc.	32,950	400
*	Viking Therapeutics Inc.	176,830	393
*,1	Akoya Biosciences Inc.	33,589	391
*	Singular Genomics Systems Inc.	118,146	384
*	Rhythm Pharmaceuticals Inc.	110,939	382
*	Century Therapeutics Inc.	43,687	380
*	Aldeyra Therapeutics Inc.	122,675	379
*,1	Omeros Corp.	151,943	377
*,1	Standard Bio Tools Inc.	197,771	374
*	Phathom Pharmaceuticals Inc.	51,763	371
*	Personalis Inc.	93,393	370
*	Kronos Bio Inc.	97,989	365
*	Harvard Bioscience Inc.	99,165	363
*	Dyne Therapeutics Inc.	75,432	363
*	BioLife Solutions Inc.	26,387	362
*	Scholar Rock Holding Corp.	71,972	361
*,1	KemPharm Inc.	77,144	357
*	Avita Medical Inc.	62,464	356
*	Day One Biopharmaceuticals Inc.	57,254	356
*	IGM Biosciences Inc.	20,828	349
*	ALX Oncology Holdings Inc.	45,459	349
*	Chimerix Inc.	184,781	347
*	Pliant Therapeutics Inc.	61,707	347
*,1	CEL–SCI Corp.	90,759	331

		Shares	Market Value ($000)
*	Jounce Therapeutics Inc.	85,401	331
*	Outlook Therapeutics Inc.	286,853	330
*	Precigen Inc.	243,238	326
*	Durect Corp.	582,842	321
*,1	CorMedix Inc.	97,335	315
*	Spectrum Pharmaceuticals Inc.	421,064	315
*	Lexicon Pharmaceuticals Inc.	174,791	309
*,1	Biomea Fusion Inc.	56,345	309
*	Cue Biopharma Inc.	79,261	307
*,1	Sesen Bio Inc.	500,555	307
*	Aveanna Healthcare Holdings Inc.	99,689	307
*	Endo International plc	578,498	305
*	Allovir Inc.	76,727	297
*	Tarsus Pharmaceuticals Inc.	21,369	294
*,1	Citius Pharmaceuticals Inc.	312,525	294
*	Immunic Inc.	47,286	293
*	Atossa Therapeutics Inc.	301,683	293
*	Ikena Oncology Inc.	71,789	280
*,1	Alaunos Therapeutics Inc.	539,577	279
*	Alpine Immune Sciences Inc.	30,023	279
*,1	Arcellx Inc.	22,729	275
*	XOMA Corp.	14,999	273
*,1	UroGen Pharma Ltd.	50,971	271
*	ORIC Pharmaceuticals Inc.	81,172	271
*	Allakos Inc.	90,101	270
*	Humanigen Inc.	124,001	270
*	9 Meters Biopharma Inc.	585,552	265
*	CytomX Therapeutics Inc.	161,078	259
*	Stereotaxis Inc.	127,876	257
*	Annexon Inc.	80,291	252
*	Acumen Pharmaceuticals Inc.	70,773	251
*	Aura Biosciences Inc.	14,382	251
*,1	Werewolf Therapeutics Inc.	65,771	249
*	Paratek Pharmaceuticals Inc.	125,800	238
*,1	Asensus Surgical Inc.	602,855	236
*	ChromaDex Corp.	120,975	230
*	Innovage Holding Corp.	47,253	229
*,1	DarioHealth Corp.	34,506	229
*	iCAD Inc.	57,456	219
*	Gritstone bio Inc.	108,058	218
*	Mirum Pharmaceuticals Inc.	9,329	218
*,1	Immuneering Corp. Class A	47,864	214
*	Amylyx Pharmaceuticals Inc.	24,087	214
	XBiotech Inc.	38,654	213
*	Precision BioSciences Inc.	126,730	213
*	Selecta Biosciences Inc.	237,061	209
*	Convey Health Solutions Holdings Inc.	33,704	209
*,1	Tabula Rasa HealthCare Inc.	57,005	208
*,1	SQZ Biotechnologies Co.	58,366	207
*,1	Applied Molecular Transport Inc.	62,247	206
*,1	Retractable Technologies Inc.	44,476	206
*	CytoSorbents Corp.	106,411	205
*	TCR2 Therapeutics Inc.	87,952	204
[1]	TherapeuticsMD Inc.	20,524	204
*,1	Tyra Biosciences Inc.	29,772	203
*	Adverum Biotechnologies Inc.	224,057	201
*	Rapid Micro Biosystems Inc. Class A	39,903	200
*,1	Clovis Oncology Inc.	286,422	199

		Shares	Market Value ($000)
*,1	Vor BioPharma Inc.	47,020	198
*,1	Viracta Therapeutics Inc.	93,420	198
*	Shattuck Labs Inc.	68,304	195
*	Akouos Inc.	61,578	192
*,1	Cue Health Inc.	36,241	192
*	Theseus Pharmaceuticals Inc.	28,426	192
*	Vapotherm Inc.	58,459	189
*,1	PAVmed Inc.	185,230	187
*	Olema Pharmaceuticals Inc.	64,222	184
*	Silverback Therapeutics Inc.	51,798	181
*	Entrada Therapeutics Inc.	26,525	179
*	Seelos Therapeutics Inc.	269,921	175
*	Graphite Bio Inc.	74,271	175
*	CVRx Inc.	28,013	174
*	Neuronetics Inc.	64,358	172
*	Passage Bio Inc.	95,312	172
*	Oncternal Therapeutics Inc.	114,148	169
*	Poseida Therapeutics Inc.	74,115	168
*	Curis Inc.	218,263	167
*	Aeglea BioTherapeutics Inc.	104,110	164
*	Ardelyx Inc.	249,746	164
*	Oncocyte Corp.	151,828	164
*,1	Evelo Biosciences Inc.	78,089	164
*	Akebia Therapeutics Inc.	440,034	163
*	Surface Oncology Inc.	88,262	163
*	Puma Biotechnology Inc.	83,382	162
*	Homology Medicines Inc.	108,023	159
*	Celcuity Inc.	24,255	159
*	Fortress Biotech Inc.	183,262	158
*	MEI Pharma Inc.	322,268	154
*	WaVe Life Sciences Ltd.	109,635	153
*,1	Infinity Pharmaceuticals Inc.	225,359	152
*	Epizyme Inc.	360,449	151
*	Forian Inc.	47,885	147
*	Taysha Gene Therapies Inc.	57,358	146
*	Sientra Inc.	149,532	145
*	AirSculpt Technologies Inc.	16,271	144
*,1	Inozyme Pharma Inc.	37,079	137
*,1	iBio Inc.	556,314	134
*	Alpha Teknova Inc.	17,419	133
*,1	Trevena Inc.	421,099	131
*	Cortexyme Inc.	50,687	131
*	Cardiff Oncology Inc.	96,442	130
*	Exagen Inc.	25,767	129
*	Omega Therapeutics Inc.	55,907	127
*	Rubius Therapeutics Inc.	114,705	126
*	Portage Biotech Inc.	12,603	126
*	GT Biopharma Inc.	44,467	123
*,1	Syros Pharmaceuticals Inc.	148,302	122
*,1	Athersys Inc.	549,007	121
*	Mustang Bio Inc.	187,248	121
*	Prelude Therapeutics Inc.	27,874	117
*	Eargo Inc.	75,593	117
*	Atreca Inc. Class A	67,063	113
*,1	Oyster Point Pharma Inc.	28,765	113
*	Codiak Biosciences Inc.	40,467	113
*,1	Impel Neuropharma Inc.	16,438	113
*,1	Aspira Women's Health Inc.	187,490	111

		Shares	Market Value ($000)
*,1	Clene Inc.	51,031	111
*	NeuroPace Inc.	17,690	110
*	Athenex Inc.	222,825	107
*	NexImmune Inc.	44,308	101
*,1	Sensei Biotherapeutics Inc.	52,629	100
*	Harpoon Therapeutics Inc.	47,954	99
*	Black Diamond Therapeutics Inc.	58,391	99
*	Bolt Biotherapeutics Inc.	57,586	98
*	Avrobio Inc.	98,426	96
*	BioAtla Inc.	40,021	96
*	Angion Biomedica Corp.	54,644	96
*	Thorne HealthTech Inc.	16,359	96
[1]	Tonix Pharmaceuticals Holding Corp.	39,311	96
*	Molecular Templates Inc.	95,065	94
*,1	Ampio Pharmaceuticals Inc.	510,848	93
*,1	Frequency Therapeutics Inc.	81,873	92
*	Neoleukin Therapeutics Inc.	91,866	92
*	Rain Therapeutics Inc.	39,499	92
*	Codex DNA Inc.	23,052	92
*	Magenta Therapeutics Inc.	77,196	90
*	Summit Therapeutics Inc.	66,764	89
*	Cyteir Therapeutics Inc.	46,933	89
*	Solid Biosciences Inc.	154,176	88
*,1	Hookipa Pharma Inc.	49,640	85
*	Invacare Corp.	86,745	81
*,1	Pulse Biosciences Inc.	36,098	81
*	Greenwich Lifesciences Inc.	10,333	80
*,1	BeyondSpring Inc.	57,617	79
	Pepgen Inc.	6,838	77
*	89bio Inc.	25,005	75
*	Quotient Ltd.	195,456	75
*,1	Gemini Therapeutics Inc.	56,663	73
*	Spero Therapeutics Inc.	60,249	71
*	Aligos Therapeutics Inc.	54,482	70
*	Applied Therapeutics Inc.	45,696	66
*	Vincerx Pharma Inc.	40,488	66
*	Pyxis Oncology Inc.	26,907	66
*,1	Verrica Pharmaceuticals Inc.	33,900	65
*	Oncorus Inc.	52,665	63
*,1	Ontrak Inc.	32,165	61
*	An2 Therapeutics Inc.	4,048	61
*	Terns Pharmaceuticals Inc.	34,342	59
*,1	Biodesix Inc.	38,873	58
*	Eliem Therapeutics Inc.	15,117	58
*	Avalo Therapeutics Inc.	158,205	57
*	Xilio Therapeutics Inc.	18,277	55
*	Accelerate Diagnostics Inc.	84,790	52
*,1	Brooklyn ImmunoTherapeutics Inc.	74,971	50
*,1	Vigil Neuroscience Inc.	17,171	50
*	Reneo Pharmaceuticals Inc.	22,154	46
*	Finch Therapeutics Group Inc.	18,716	44
*	IsoPlexis Corp.	20,879	44
*,1	Kala Pharmaceuticals Inc.	124,644	43
*	Forte Biosciences Inc.	29,411	39
*,1	Talis Biomedical Corp.	36,482	38
	HilleVax Inc.	3,864	38
*	NantHealth Inc.	66,708	35
*,1	Spruce Biosciences Inc.	21,967	34

		Shares	Market Value ($000)
*	Acutus Medical Inc.	47,953	33
*	Sigilon Therapeutics Inc.	37,981	29
*,1,2	Tobira Therapeutics Inc. CVR	6,201	28
*	Sera Prognostics Inc. Class A	19,780	27
*,1	Lucid Diagnostics Inc.	12,291	26
*	MiNK Therapeutics Inc.	7,076	11
*	Landos Biopharma Inc.	11,818	9
*,2	PDL BioPharma Inc.	712	1
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	1,085	1
*,2	Synergy Pharmaceuticals Inc.	224,815	—
*,2	Progenics Pharmaceuticals Inc. CVR	110,304	—
	QuidelOrtho Corp.	1	—
			885,374
Industrials (15.6%)
*	WillScot Mobile Mini Holdings Corp.	533,238	19,053
	Tetra Tech Inc.	137,900	18,612
*	Chart Industries Inc.	93,407	16,428
	EMCOR Group Inc.	136,268	14,394
*	WESCO International Inc.	113,866	14,299
*	Saia Inc.	67,865	13,409
*	Atkore Inc.	114,729	12,496
*	ASGN Inc.	130,133	12,393
	Simpson Manufacturing Co. Inc.	111,401	12,070
	Exponent Inc.	132,819	12,006
*	ExlService Holdings Inc.	83,948	11,937
*	AMN Healthcare Services Inc.	120,577	11,684
	Triton International Ltd.	170,636	10,881
*	Fluor Corp.	363,361	10,258
	Maximus Inc.	156,785	10,174
	Applied Industrial Technologies Inc.	98,211	10,156
	John Bean Technologies Corp.	80,275	9,773
	GATX Corp.	90,317	9,750
	HB Fuller Co.	135,151	9,607
	Matson Inc.	106,266	9,551
	Insperity Inc.	92,897	9,296
	Watts Water Technologies Inc. Class A	70,334	9,202
*	API Group Corp.	516,207	9,008
*	Allegheny Technologies Inc.	325,849	8,961
	Zurn Water Solutions Corp.	310,425	8,946
*	Beacon Roofing Supply Inc.	142,674	8,762
*	Resideo Technologies Inc.	369,897	8,737
	Franklin Electric Co. Inc.	118,494	8,735
	Korn Ferry	137,786	8,468
	ABM Industries Inc.	172,383	8,335
*	Summit Materials Inc. Class A	303,743	8,295
	Comfort Systems USA Inc.	91,170	8,180
*	TriNet Group Inc.	103,624	8,139
*	ACI Worldwide Inc.	301,802	8,040
*	Welbilt Inc.	334,047	7,907
*	Aerojet Rocketdyne Holdings Inc.	191,559	7,804
	Hillenbrand Inc.	186,525	7,804
	Herc Holdings Inc.	63,834	7,483
	Brink's Co.	122,952	7,479
	EnerSys	106,073	7,183
*	Dycom Industries Inc.	75,347	7,016
	Otter Tail Corp.	105,244	6,882
	ManTech International Corp. Class A	70,158	6,711
	Albany International Corp. Class A	78,696	6,642

		Shares	Market Value ($000)
*	O-I Glass Inc.	398,435	6,554
	Belden Inc.	113,203	6,518
	Altra Industrial Motion Corp.	165,767	6,500
	Forward Air Corp.	68,643	6,397
*	Bloom Energy Corp. Class A	364,076	6,379
	Encore Wire Corp.	50,529	6,317
	UniFirst Corp.	38,590	6,307
	Werner Enterprises Inc.	155,223	6,297
*	Meritor Inc.	173,540	6,277
*	Verra Mobility Corp. Class A	389,375	6,211
	Terex Corp.	175,022	6,194
*	Hub Group Inc. Class A	84,660	6,178
	Moog Inc. Class A	74,016	6,024
*	Itron Inc.	115,833	5,978
	Kennametal Inc.	213,840	5,932
	Badger Meter Inc.	74,728	5,914
	EVERTEC Inc.	154,936	5,878
	Brady Corp. Class A	120,708	5,856
	Installed Building Products Inc.	60,720	5,801
	AAON Inc.	107,327	5,751
	Helios Technologies Inc.	82,751	5,662
*	SPX Corp.	111,982	5,636
*	Masonite International Corp.	60,977	5,600
	Maxar Technologies Inc.	185,229	5,531
	Kadant Inc.	29,475	5,456
*	GMS Inc.	109,417	5,450
	Federal Signal Corp.	154,178	5,412
*	Veritiv Corp.	36,720	5,337
*	AeroVironment Inc.	57,532	5,291
*	Atlas Air Worldwide Holdings Inc.	73,648	5,134
*	CBIZ Inc.	125,150	5,126
	McGrath RentCorp.	61,819	5,082
	EnPro Industries Inc.	52,838	5,060
	Trinity Industries Inc.	197,749	4,916
	ArcBest Corp.	64,652	4,890
	ICF International Inc.	47,241	4,829
	Mueller Water Products Inc. Class A	398,829	4,758
*	Air Transport Services Group Inc.	151,067	4,565
*	Kratos Defense & Security Solutions Inc.	314,046	4,529
*	JELD-WEN Holding Inc.	233,891	4,404
	Barnes Group Inc.	120,966	4,358
	ESCO Technologies Inc.	65,508	4,311
	Griffon Corp.	131,787	4,226
*	AAR Corp.	86,917	4,191
*	NV5 Global Inc.	33,793	4,163
*,1	Nikola Corp.	583,549	4,120
	Scorpio Tankers Inc.	124,638	4,119
	CSW Industrials Inc.	38,418	4,077
*	CoreCivic Inc.	306,140	3,940
*	Green Dot Corp. Class A	136,540	3,938
	Textainer Group Holdings Ltd.	120,405	3,906
	Greif Inc. Class A	65,333	3,885
*	MYR Group Inc.	42,311	3,876
	Granite Construction Inc.	116,781	3,813
*	Vicor Corp.	53,869	3,625
*	OSI Systems Inc.	42,555	3,571
	SFL Corp. Ltd.	316,465	3,560
	Lindsay Corp.	27,887	3,514

		Shares	Market Value ($000)
*	Gibraltar Industries Inc.	83,746	3,497
	Patrick Industries Inc.	57,995	3,486
*	Cornerstone Building Brands Inc.	140,316	3,445
*	Proto Labs Inc.	70,937	3,418
	Kforce Inc.	51,790	3,402
	Greenbrier Cos. Inc.	81,357	3,385
*	Huron Consulting Group Inc.	55,415	3,320
	Primoris Services Corp.	136,521	3,315
	TTEC Holdings Inc.	47,179	3,182
	TriMas Corp.	110,299	3,108
*,1	Frontline Ltd.	314,147	3,041
	Enerpac Tool Group Corp. Class A	154,224	3,010
	Alamo Group Inc.	25,411	2,989
*	PGT Innovations Inc.	147,314	2,961
	Tennant Co.	47,140	2,934
	H&E Equipment Services Inc.	82,180	2,930
	Standex International Corp.	30,581	2,847
	International Seaways Inc.	117,287	2,830
	AZZ Inc.	62,858	2,814
*	Evo Payments Inc. Class A	121,132	2,792
*	Flywire Corp.	143,452	2,770
*	Repay Holdings Corp. Class A	221,299	2,755
	Astec Industries Inc.	58,077	2,716
*	Montrose Environmental Group Inc.	66,842	2,708
	Marten Transport Ltd.	152,378	2,676
	Mesa Laboratories Inc.	12,684	2,654
*	CryoPort Inc.	103,568	2,636
	Deluxe Corp.	108,842	2,605
	Apogee Enterprises Inc.	62,283	2,591
	Kaman Corp.	70,634	2,558
*	Triumph Group Inc.	163,318	2,499
*	Great Lakes Dredge & Dock Corp.	165,942	2,439
	Columbus McKinnon Corp.	71,278	2,406
*	Titan International Inc.	130,615	2,379
*	Construction Partners Inc. Class A	101,840	2,341
*	Donnelley Financial Solutions Inc.	75,071	2,335
*	Conduent Inc.	428,858	2,273
	Myers Industries Inc.	92,475	2,201
*	American Woodmark Corp.	42,219	2,199
*	Energy Recovery Inc.	106,366	2,150
	DHT Holdings Inc.	359,444	2,142
	Pitney Bowes Inc.	451,385	2,112
	Genco Shipping & Trading Ltd.	82,264	2,077
*	First Advantage Corp.	140,890	2,057
	Shyft Group Inc.	88,803	1,971
*	TrueBlue Inc.	89,444	1,970
	Insteel Industries Inc.	47,494	1,967
*	Cimpress plc	44,802	1,952
*	BlueLinx Holdings Inc.	23,531	1,945
	Wabash National Corp.	125,112	1,920
	Costamare Inc.	134,861	1,918
*	SP Plus Corp.	59,256	1,894
	Douglas Dynamics Inc.	57,744	1,814
	Kelly Services Inc. Class A	90,001	1,796
*	Sterling Construction Co. Inc.	71,169	1,751
	Quanex Building Products Corp.	85,565	1,740
	Gorman-Rupp Co.	57,932	1,726
	Heartland Express Inc.	120,516	1,721

		Shares	Market Value ($000)
	Heidrick & Struggles International Inc.	49,584	1,714
*	International Money Express Inc.	83,067	1,713
	Eagle Bulk Shipping Inc.	22,905	1,678
*	Cross Country Healthcare Inc.	91,435	1,614
	CRA International Inc.	18,422	1,579
*	BrightView Holdings Inc.	120,955	1,572
	Chase Corp.	19,064	1,540
	Argan Inc.	38,162	1,526
*	Modine Manufacturing Co.	128,387	1,518
*	Forrester Research Inc.	28,878	1,511
*	FARO Technologies Inc.	46,810	1,508
	Resources Connection Inc.	79,749	1,473
*	Napco Security Technologies Inc.	74,450	1,460
	Barrett Business Services Inc.	19,190	1,437
*	Vivint Smart Home Inc.	234,189	1,396
	Dorian LPG Ltd.	79,886	1,358
*	DXP Enterprises Inc.	44,217	1,357
*	Thermon Group Holdings Inc.	83,686	1,317
*	Titan Machinery Inc.	49,775	1,315
*	Paya Holdings Inc.	219,734	1,294
*	I3 Verticals Inc. Class A	54,897	1,280
*	Ducommun Inc.	27,647	1,262
*	Teekay Tankers Ltd. Class A	61,096	1,262
*,1	PureCycle Technologies Inc.	146,263	1,249
*	Franklin Covey Co.	32,360	1,240
*,1	Workhorse Group Inc.	393,856	1,217
*	BTRS Holdings Inc. Class A	241,933	1,202
	Cass Information Systems Inc.	35,151	1,199
*	Ranpak Holdings Corp. Class A	95,821	1,194
	Ennis Inc.	65,533	1,189
	Luxfer Holdings plc	70,491	1,177
*	Transcat Inc.	18,166	1,152
*	Manitowoc Co. Inc.	88,356	1,150
	Pactiv Evergreen Inc.	110,347	1,135
	REV Group Inc.	89,897	1,103
*,1	Hyliion Holdings Corp.	303,502	1,102
	Kronos Worldwide Inc.	57,155	1,089
*	Tutor Perini Corp.	104,751	1,062
*	Vectrus Inc.	29,657	1,062
	VSE Corp.	27,240	1,059
*,1	Danimer Scientific Inc.	232,351	1,020
*	Aspen Aerogels Inc.	56,807	995
*	CS Disco Inc.	39,804	992
*,1	Desktop Metal Inc. Class A	479,045	982
*	Vishay Precision Group Inc.	31,850	968
	Hyster-Yale Materials Handling Inc.	25,791	953
	Greif Inc. Class B	15,924	943
*	Babcock & Wilcox Enterprises Inc.	142,957	936
*	CIRCOR International Inc.	47,431	922
*	Custom Truck One Source Inc.	149,762	893
	National Presto Industries Inc.	13,029	881
[1]	Nordic American Tankers Ltd.	429,031	880
*	Hireright Holdings Corp.	57,323	846
*	Advantage Solutions Inc.	193,757	833
*	Sterling Check Corp.	42,271	785
*	Daseke Inc.	103,077	779
	Safe Bulkers Inc.	162,912	775
*	Cantaloupe Inc.	147,585	773

		Shares	Market Value ($000)
*	Willdan Group Inc.	28,704	765
*,1	Ideanomics Inc.	1,251,728	751
	Allied Motion Technologies Inc.	30,471	748
	Miller Industries Inc.	28,542	704
	Covenant Logistics Group Inc. Class A	30,672	695
*	IES Holdings Inc.	22,281	688
*	Astronics Corp.	64,552	678
*	Radiant Logistics Inc.	100,722	668
*	ShotSpotter Inc.	21,913	661
	Powell Industries Inc.	23,619	635
	United States Lime & Minerals Inc.	5,261	626
*	Teekay Corp.	178,572	604
*	Acacia Research Corp.	125,351	599
	Park Aerospace Corp.	49,146	599
*	AvidXchange Holdings Inc.	64,884	570
*	Aersale Corp.	41,011	568
*	Infrastructure and Energy Alternatives Inc.	69,224	563
*	Commercial Vehicle Group Inc.	82,768	559
	Universal Logistics Holdings Inc.	19,282	538
*	Blue Bird Corp.	43,846	535
	Caesarstone Ltd.	58,164	530
*	CECO Environmental Corp.	80,660	505
*	PAM Transportation Services Inc.	17,879	498
*	Yellow Corp.	129,972	491
*	Atlanticus Holdings Corp.	12,467	485
*	Distribution Solutions Group Inc.	12,519	481
*	Luna Innovations Inc.	78,849	476
	Preformed Line Products Co.	7,632	473
	Cadre Holdings Inc.	16,436	414
*	Target Hospitality Corp.	64,232	408
*	Byrna Technologies Inc.	47,767	385
*	Concrete Pumping Holdings Inc.	67,288	364
*	Remitly Global Inc.	32,260	353
	Park-Ohio Holdings Corp.	22,026	343
*	Velodyne Lidar Inc.	194,289	328
*,1	View Inc.	248,294	315
*	Atlas Technical Consultants Inc.	37,073	303
*	INNOVATE Corp.	122,419	297
*	Iteris Inc.	107,621	296
*	Mistras Group Inc.	50,806	294
*	Willis Lease Finance Corp.	7,495	281
*	IBEX Holdings Ltd.	14,130	253
*	Karat Packaging Inc.	12,007	236
*,1	Rekor Systems Inc.	87,122	233
*	Mayville Engineering Co. Inc.	23,277	211
*	US Xpress Enterprises Inc. Class A	69,487	206
[1]	Hirequest Inc.	13,191	204
*,1	Eos Energy Enterprises Inc.	114,364	158
*	StarTek Inc.	43,490	157
*	Priority Technology Holdings Inc.	29,974	153
*	AgEagle Aerial Systems Inc.	171,892	134
*	EVI Industries Inc.	11,559	125
*,1	GreenBox POS	47,176	124
*	Team Inc.	67,830	80
			979,909
Other (0.0%)[3]
[2]	Contra Zogenix Inc.	124,734	85
*,2	Aduro Biotech Inc. CVR	17,431	3

		Shares	Market Value ($000)
*,2	GTX Inc. CVR	846	1
*,2	Contra Flexion Therape CVR	111	—
			89
Real Estate (7.9%)
	EastGroup Properties Inc.	103,322	16,692
	STAG Industrial Inc.	457,954	15,250
	Independence Realty Trust Inc.	565,146	13,287
	Agree Realty Corp.	179,823	12,510
*	Ryman Hospitality Properties Inc.	137,588	12,285
	Kite Realty Group Trust	555,239	11,638
	Terreno Realty Corp.	188,533	11,446
	Healthcare Realty Trust Inc.	377,443	10,972
	National Storage Affiliates Trust	207,685	10,893
	Physicians Realty Trust	563,832	10,459
	Phillips Edison & Co. Inc.	291,794	9,845
	PS Business Parks Inc.	51,324	9,630
	Apple Hospitality REIT Inc.	548,462	9,165
	PotlatchDeltic Corp.	168,837	8,857
	Innovative Industrial Properties Inc.	64,622	8,598
	Broadstone Net Lease Inc.	402,399	8,511
	LXP Industrial Trust	714,636	8,261
	Sabra Health Care REIT Inc.	584,390	8,205
	Corporate Office Properties Trust	288,986	7,988
	Outfront Media Inc.	372,308	7,681
*	Equity Commonwealth	278,285	7,583
	Pebblebrook Hotel Trust	332,796	7,491
*	Digitalbridge Group Inc.	1,241,783	7,476
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	196,248	7,471
	Essential Properties Realty Trust Inc.	309,755	7,087
	SITE Centers Corp.	443,249	6,968
*	Sunstone Hotel Investors Inc.	557,242	6,670
*	Cushman & Wakefield plc	355,030	6,628
	National Health Investors Inc.	111,987	6,624
	Macerich Co.	547,373	6,432
	Kennedy-Wilson Holdings Inc.	304,072	6,404
	Uniti Group Inc.	503,097	5,705
	RLJ Lodging Trust	423,704	5,690
	Urban Edge Properties	296,326	5,586
*	DiamondRock Hospitality Co.	535,576	5,511
	Retail Opportunity Investments Corp.	304,363	5,500
	Four Corners Property Trust Inc.	197,729	5,451
*	Xenia Hotels & Resorts Inc.	291,857	5,367
	Washington REIT	216,792	5,266
	Brandywine Realty Trust	433,355	4,832
	Newmark Group Inc. Class A	430,541	4,766
	Piedmont Office Realty Trust Inc. Class A	317,733	4,683
[1]	Tanger Factory Outlet Centers Inc.	261,261	4,575
	CareTrust REIT Inc.	246,454	4,567
	American Assets Trust Inc.	127,915	4,362
	Acadia Realty Trust	221,753	4,360
	Easterly Government Properties Inc. Class A	221,874	4,355
	Paramount Group Inc.	478,289	4,333
	St. Joe Co.	85,081	4,296
	NexPoint Residential Trust Inc.	56,813	4,175
	Global Net Lease Inc.	266,243	3,853
	LTC Properties Inc.	99,431	3,852
*	Alexander & Baldwin Inc.	185,630	3,787
*	Realogy Holdings Corp.	294,086	3,641

		Shares	Market Value ($000)
*	Veris Residential Inc.	224,258	3,608
	Preferred Apartment Communities Inc. Class A	133,015	3,317
	Centerspace	36,492	3,028
	Empire State Realty Trust Inc. Class A	365,108	2,921
	Getty Realty Corp.	104,036	2,907
*	Radius Global Infrastructure Inc. Class A (XNMS)	183,659	2,736
	Service Properties Trust	419,210	2,654
	Office Properties Income Trust	122,433	2,609
	RPT Realty	214,059	2,605
*	Redfin Corp.	263,609	2,583
	Necessity Retail REIT Inc.	318,322	2,540
	Marcus & Millichap Inc.	60,648	2,540
	Industrial Logistics Properties Trust	165,989	2,533
*	Apartment Investment and Management Co. Class A	385,096	2,418
	Safehold Inc.	53,254	2,388
	Armada Hoffler Properties Inc.	170,519	2,350
*	Summit Hotel Properties Inc.	264,672	2,313
	Community Healthcare Trust Inc.	61,105	2,302
[1]	eXp World Holdings Inc.	160,980	2,249
	UMH Properties Inc.	112,487	2,215
*	GEO Group Inc.	301,783	2,146
	Gladstone Land Corp.	79,868	2,144
	NETSTREIT Corp.	101,615	2,137
	Global Medical REIT Inc.	153,276	1,993
	Gladstone Commercial Corp.	94,098	1,909
	Universal Health Realty Income Trust	32,841	1,763
	Ares Commercial Real Estate Corp.	111,540	1,640
	Plymouth Industrial REIT Inc.	80,309	1,631
*	Chatham Lodging Trust	123,185	1,569
	City Office REIT Inc.	109,813	1,531
	CatchMark Timber Trust Inc. Class A	125,721	1,482
	Saul Centers Inc.	30,163	1,480
	Whitestone REIT	117,293	1,442
	Diversified Healthcare Trust	605,901	1,375
	Urstadt Biddle Properties Inc. Class A	76,129	1,340
	Alexander's Inc.	5,467	1,324
	RMR Group Inc. Class A	39,225	1,178
	Franklin Street Properties Corp.	259,736	1,174
	RE/MAX Holdings Inc. Class A	47,646	1,158
	One Liberty Properties Inc.	41,250	1,131
	Farmland Partners Inc.	73,107	1,098
	Douglas Elliman Inc.	184,809	1,063
*	FRP Holdings Inc.	17,065	1,024
	CTO Realty Growth Inc.	15,024	990
	Indus Realty Trust Inc.	14,768	919
*	Hersha Hospitality Trust Class A	82,806	909
*	Tejon Ranch Co.	52,730	896
	Braemar Hotels & Resorts Inc.	147,056	853
*	Seritage Growth Properties Class A	95,388	766
*	Forestar Group Inc.	44,025	730
	Postal Realty Trust Inc. Class A	43,097	685
	BRT Apartments Corp.	29,437	674
	Clipper Realty Inc.	31,197	264
*	Ashford Hospitality Trust Inc.	42,993	242
*	Fathom Holdings Inc.	17,162	165
*	Rafael Holdings Inc. Class B	32,918	64
	Retail Value Inc.	130	—
			493,225

		Shares	Market Value ($000)
Technology (11.4%)
*	Lattice Semiconductor Corp.	347,110	18,057
	KBR Inc.	361,647	17,996
*	II-VI Inc.	270,954	16,935
*	Synaptics Inc.	101,335	15,010
*	Sailpoint Technologies Holdings Inc.	234,022	14,846
*	Silicon Laboratories Inc.	96,969	14,464
	CMC Materials Inc.	72,569	12,840
	Power Integrations Inc.	150,605	12,708
*	Rogers Corp.	47,799	12,685
*	Tenable Holdings Inc.	236,153	11,879
*	Qualys Inc.	87,185	11,393
*	Novanta Inc.	90,240	11,096
*	Semtech Corp.	165,436	10,603
*	Rapid7 Inc.	143,923	10,200
*	Blackline Inc.	138,707	10,156
*	Onto Innovation Inc.	124,566	10,013
*	SPS Commerce Inc.	92,301	9,880
*	Envestnet Inc.	138,957	9,257
*	Box Inc. Class A	349,383	9,122
*	Varonis Systems Inc. Class B	273,973	9,060
*	Sitime Corp.	41,337	8,805
*	Insight Enterprises Inc.	88,158	8,712
*	Diodes Inc.	111,527	8,589
*	Ziff Davis Inc.	111,216	8,490
	Kulicke & Soffa Industries Inc.	156,599	8,483
*	Verint Systems Inc.	164,655	8,404
*	Fabrinet	94,574	8,216
*	FormFactor Inc.	199,007	8,171
*	Perficient Inc.	83,258	8,152
*	Workiva Inc. Class A	109,557	7,999
	Advanced Energy Industries Inc.	96,565	7,866
*	Blackbaud Inc.	122,525	7,799
*	Ambarella Inc.	90,418	7,705
*	Alarm.com Holdings Inc.	120,981	7,650
*	Q2 Holdings Inc.	139,957	7,380
*	MaxLinear Inc.	181,494	7,185
*	Sanmina Corp.	160,386	7,039
	Vishay Intertechnology Inc.	341,126	6,973
*	Rambus Inc.	277,537	6,966
*	CommVault Systems Inc.	113,848	6,946
*	MACOM Technology Solutions Holdings Inc. Class H	126,389	6,889
*	Altair Engineering Inc. Class A	118,115	6,492
*,1	MicroStrategy Inc. Class A	24,070	6,371
*	DigitalOcean Holdings Inc.	129,854	6,343
*	Cargurus Inc.	244,315	6,186
*	NetScout Systems Inc.	179,537	6,164
*	Plexus Corp.	71,593	6,071
*	Digital Turbine Inc.	232,358	5,909
*	Sprout Social Inc. Class A	115,754	5,895
*	Super Micro Computer Inc.	114,069	5,710
*	Covetrus Inc.	264,851	5,514
*	Upwork Inc.	301,961	5,511
	Progress Software Corp.	112,527	5,436
*	Yelp Inc. Class A	183,293	5,391
	Amkor Technology Inc.	261,279	5,341
*	Allscripts Healthcare Solutions Inc.	311,236	5,319
*	PagerDuty Inc.	212,699	5,243

		Shares	Market Value ($000)
*	Axcelis Technologies Inc.	84,161	5,223
	CSG Systems International Inc.	82,322	5,120
*	Appfolio Inc. Class A	48,814	4,890
*	Appian Corp. Class A	100,712	4,811
*	TechTarget Inc.	66,866	4,754
	Xperi Holding Corp.	268,886	4,426
*	LiveRamp Holdings Inc.	169,111	4,329
	Methode Electronics Inc.	94,478	4,256
*	Momentive Global Inc.	338,941	4,128
*	E2open Parent Holdings Inc.	507,562	4,101
*	Asana Inc. Class A	187,381	4,074
*	ePlus Inc.	67,923	3,854
*	TTM Technologies Inc.	267,313	3,820
*	Ultra Clean Holdings Inc.	113,297	3,802
*	Cohu Inc.	122,338	3,723
*	Magnite Inc.	332,719	3,657
	Shutterstock Inc.	59,742	3,596
*	3D Systems Corp.	317,978	3,437
	CTS Corp.	81,611	3,319
*	Photronics Inc.	152,359	3,312
*	Cerence Inc.	100,312	3,186
*	SMART Global Holdings Inc.	124,517	3,069
*	Schrodinger Inc.	115,688	2,989
*	Zuora Inc. Class A	289,367	2,934
*	Ping Identity Holding Corp.	155,159	2,933
*	LivePerson Inc.	167,904	2,817
*	PROS Holdings Inc.	102,544	2,798
*	Veeco Instruments Inc.	127,106	2,724
*	Avid Technology Inc.	92,306	2,704
*	Parsons Corp.	67,304	2,628
*	JFrog Ltd.	137,270	2,560
*	ScanSource Inc.	64,431	2,496
*	Alpha & Omega Semiconductor Ltd.	55,473	2,437
*	PAR Technology Corp.	64,691	2,431
	A10 Networks Inc.	153,692	2,368
*	Model N Inc.	92,349	2,324
*	Domo Inc. Class B	72,725	2,319
	Benchmark Electronics Inc.	90,035	2,295
*	Eventbrite Inc. Class A	195,648	2,295
*	BigCommerce Holdings Inc. Series 1	123,746	2,293
*	Impinj Inc.	48,288	2,260
*	Agilysys Inc.	54,157	2,213
*	Ichor Holdings Ltd.	71,784	2,171
*,1	Xometry Inc. Class A	63,021	2,143
*	Grid Dynamics Holdings Inc.	116,156	2,092
*	CEVA Inc.	57,736	2,083
*	NeoPhotonics Corp.	133,676	2,060
	Sapiens International Corp. NV	79,216	2,007
*	Unisys Corp.	167,929	2,003
	Ebix Inc.	68,024	1,983
*	Consensus Cloud Solutions Inc.	40,986	1,969
	Simulations Plus Inc.	38,963	1,850
*	PDF Solutions Inc.	76,972	1,840
*	Sumo Logic Inc.	226,830	1,840
*,1	MicroVision Inc.	419,828	1,511
*	Yext Inc.	291,324	1,480
	American Software Inc. Class A	80,858	1,383
*	nLight Inc.	110,967	1,362

		Shares	Market Value ($000)
	Hackett Group Inc.	62,999	1,291
*	Rackspace Technology Inc.	138,692	1,280
	PC Connection Inc.	28,457	1,272
*	Bandwidth Inc. Class A	59,207	1,246
*	Tucows Inc. Class A	25,237	1,222
*	OneSpan Inc.	90,548	1,198
*	Kimball Electronics Inc.	61,930	1,177
*	Limelight Networks Inc.	321,391	1,163
*	MeridianLink Inc.	58,041	1,035
*	ChannelAdvisor Corp.	74,971	1,023
*	Alkami Technology Inc.	72,765	1,022
*	Mitek Systems Inc.	109,227	985
*	Telos Corp.	101,210	975
*	Upland Software Inc.	73,372	967
*,1	Groupon Inc. Class A	60,924	941
*	Aeva Technologies Inc.	271,005	881
*	ON24 Inc.	71,191	864
*	EngageSmart Inc.	40,994	861
*	Couchbase Inc.	59,982	851
*	Porch Group Inc.	195,802	807
*	TrueCar Inc.	242,006	806
*	Avaya Holdings Corp.	212,814	785
*	Brightcove Inc.	103,846	731
*	EverCommerce Inc.	76,663	729
*	Ouster Inc.	329,163	724
*	Rimini Street Inc.	115,509	714
*	Intapp Inc.	35,307	702
*	Identiv Inc.	54,577	698
*,1	Atomera Inc.	52,256	635
*	Enfusion Inc. Class A	55,726	610
*,1	Cleanspark Inc.	103,453	609
*	AXT Inc.	102,923	602
	NVE Corp.	12,053	596
*	Benefitfocus Inc.	63,964	582
*	Credo Technology Group Holding Ltd.	56,602	579
*	Diebold Nixdorf Inc.	182,448	567
*	Veritone Inc.	71,892	559
*	Digimarc Corp.	32,303	558
*	Mediaalpha Inc. Class A	53,535	541
*	GTY Technologies Holdings Inc.	82,750	490
*	eGain Corp.	52,931	483
*	EverQuote Inc. Class A	49,993	447
*	CoreCard Corp.	18,371	431
*	GAN Ltd.	104,216	351
*	comScore Inc.	176,318	340
*	Daktronics Inc.	94,595	316
*	EMCORE Corp.	94,212	311
*	Smith Micro Software Inc.	118,004	310
*	1stdibs.com Inc.	51,020	291
*	Quantum Corp.	147,421	282
*	SecureWorks Corp. Class A	23,353	279
*	Kopin Corp.	199,910	222
*	VirnetX Holding Corp.	163,626	198
*	Viant Technology Inc. Class A	30,445	183
*	SkyWater Technology Inc.	20,256	135
*	Arteris Inc.	13,986	130
*,1	UserTesting Inc.	22,785	116
*,1	Stronghold Digital Mining Inc. Class A	18,280	59

		Shares	Market Value ($000)
*	Weave Communications Inc.	11,522	58
*,1	Society Pass Inc.	7,836	16
			713,833
Telecommunications (1.7%)
*	Vonage Holdings Corp.	648,412	12,560
*	Iridium Communications Inc.	302,254	11,217
*	Viavi Solutions Inc.	588,199	8,511
	Cogent Communications Holdings Inc.	109,186	6,594
*	Calix Inc.	141,262	5,218
	InterDigital Inc.	79,215	5,172
	Telephone and Data Systems Inc.	258,784	4,588
*	Plantronics Inc.	109,248	4,313
*	Liberty Latin America Ltd. Class C	403,901	3,841
*	Extreme Networks Inc.	324,281	3,217
*	Gogo Inc.	151,015	3,060
*	WideOpenWest Inc.	133,910	2,943
	Shenandoah Telecommunications Co.	123,508	2,836
*	Infinera Corp.	467,249	2,677
	ADTRAN Inc.	125,372	2,323
*	EchoStar Corp. Class A	95,702	2,300
*	Harmonic Inc.	232,303	2,237
*	Globalstar Inc.	1,546,790	2,165
*	8x8 Inc.	288,335	2,090
*	Digi International Inc.	88,892	1,965
*	Clearfield Inc.	29,176	1,803
*	NETGEAR Inc.	74,483	1,419
*	Anterix Inc.	29,749	1,273
	ATN International Inc.	28,528	1,258
*	Consolidated Communications Holdings Inc.	187,051	1,238
*	United States Cellular Corp.	39,028	1,199
*,1	fuboTV Inc.	343,978	1,132
*	IDT Corp. Class B	37,304	1,028
*	Liberty Latin America Ltd. Class A	94,019	894
	Comtech Telecommunications Corp.	65,301	817
*	Aviat Networks Inc.	27,671	811
*	Ooma Inc.	57,374	806
*	DZS Inc.	43,445	760
*	CalAmp Corp.	89,982	653
*	Akoustis Technologies Inc.	129,539	518
*	Ribbon Communications Inc.	181,961	515
*,1	Inseego Corp.	220,452	454
*	Cambium Networks Corp.	27,603	394
*	Casa Systems Inc.	80,869	356
*	KVH Industries Inc.	39,302	306
*	Telesat Corp.	18,293	306
*	Hemisphere Media Group Inc. Class A	40,932	281
*	Kaltura Inc.	138,361	250
*	IHS Holding Ltd.	4,630	54
			108,352
Utilities (3.6%)
*	Southwest Gas Holdings Inc.	168,588	15,701
	Black Hills Corp.	163,577	12,540
	ONE Gas Inc.	134,864	11,736
	Brookfield Infrastructure Corp. Class A (XTSE)	162,654	11,475
	New Jersey Resources Corp.	246,982	11,341
	Portland General Electric Co.	230,131	11,334
*	Evoqua Water Technologies Corp.	295,952	10,533

		Shares	Market Value ($000)
	PNM Resources Inc.	218,849	10,402
	Spire Inc.	129,623	10,150
	Ormat Technologies Inc. (XNYS)	115,953	9,735
	South Jersey Industries Inc.	263,144	9,171
*	Casella Waste Systems Inc. Class A	125,841	9,008
	NorthWestern Corp.	138,753	8,501
	ALLETE Inc.	134,278	8,328
	Avista Corp.	181,008	7,863
	American States Water Co.	94,351	7,477
	MGE Energy Inc.	93,177	7,395
	Clearway Energy Inc. Class C	209,563	7,345
	California Water Service Group	134,478	7,217
	Chesapeake Utilities Corp.	44,087	5,889
*	Sunnova Energy International Inc.	219,914	4,398
	SJW Group	70,666	4,371
	Northwest Natural Holding Co.	78,183	4,245
	Middlesex Water Co.	44,122	3,752
	Clearway Energy Inc. Class A	89,403	2,911
	Unitil Corp.	39,881	2,306
*	Harsco Corp.	201,104	1,669
	York Water Co.	33,402	1,369
*	Heritage-Crystal Clean Inc.	39,697	1,094
	Artesian Resources Corp. Class A	20,849	1,023
	Aris Water Solution Inc. Class A	49,556	1,012
*	Pure Cycle Corp.	49,891	564
	Global Water Resources Inc.	32,808	470
*	Excelerate Energy Inc. Class A	10,987	293
	Via Renewables Inc. Class A	30,723	260
*	Sharps Compliance Corp.	46,057	199
*,1	Cadiz Inc.	63,808	129
			223,206
Total Common Stocks (Cost $7,589,549)			6,231,373
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 0.854% (Cost $138,799)	1,388,264	138,812
Total Investments (101.6%) (Cost $7,728,348)			6,370,185
Other Assets and Liabilities—Net (-1.6%)			(97,304)
Net Assets (100%)			6,272,881
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $99,965,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $112,951,000 was received for securities on loan, of which $112,806,000 is held in Vanguard Market Liquidity Fund and $145,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	443	41,241	(1,057)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,231,254	—	119	6,231,373
Temporary Cash Investments	138,812	—	—	138,812
Total	6,370,066	—	119	6,370,185
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,057	—	—	1,057
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.